Registration Nos. 033-85982
811-8846
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2007

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☑

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 26	☑
(Check appropriate box or boxes)
FIRST FOCUS FUNDS, INC.
(Exact name of registrant as specified in charter)
1620 Dodge St., Mail Stop 1701
Omaha, NE 68102
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (402) 341-0500
Brittany Fahrenkrog
1620 Dodge St., Mail Stop 1701
Omaha, NE 68102
(Name and address of agent for service)
Please send copies of all communications to:
David E. Gardels, Esq.
Blackwell Sanders Peper Martin LLP
1620 Dodge Street, Suite 2100
Omaha, Nebraska 68102
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on August 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

First Focus Funds
SHORT-INTERMEDIATE BOND FUND INCOME FUND NEBRASKA TAX-FREE FUND BALANCED FUND CORE EQUITY FUND GROWTH OPPORTUNITIES FUND SMALL COMPANY FUND INTERNATIONAL EQUITY FUND LARGE CAP GROWTH FUND
Prospectus and Privacy Policy
August 1, 2007
Value. Stability. Service.

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Notice to Investors

Shares of First Focus Funds are:

NOT FDIC INSURED

May lose value	No bank guarantee

The First Focus Funds are distributed by an independent third party, Foreside Distribution Services, L.P.

These pages are followed by a Prospectus which describes in detail the Funds’ objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

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PROSPECTUS

First Focus FundsSM

A Family of Mutual Funds

•	First Focus Short-Intermediate Bond Fund

•	First Focus Income Fund

•	First Focus Nebraska Tax-Free Fund

•	First Focus Balanced Fund

•	First Focus Core Equity Fund

•	First Focus Growth Opportunities Fund

•	First Focus Small Company Fund

•	First Focus International Equity Fund

•	First Focus Large Cap Growth Fund

Prospectus

August 1, 2007

First Focus Funds, Inc. (the “Company”) is a family of nine mutual funds (the “Funds”). This Prospectus describes the Shares of each of the nine funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, First National Bank of Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Funds

Principal investment strategies and risks, expenses and performance

First Focus Short-Intermediate Bond Fund	2

First Focus Income Fund	6

First Focus Nebraska Tax-Free Fund	10

First Focus Balanced Fund	14

First Focus Core Equity Fund	18

First Focus Growth Opportunities Fund	21

First Focus Small Company Fund	24

First Focus International Equity Fund	27

First Focus Large Cap Growth Fund	30

Your Investment

Buying and selling shares, account policies and management

Buying Shares	33

Selling Shares	33

Exchanging Shares	34

Transaction Policies	35

Dividends and Taxes	36

Management of the Company	37

Financial Highlights	43

For more information Back cover

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PROSPECTUS

First Focus Short-Intermediate Bond Fund (FOSIX)

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Objective

The First Focus Short-Intermediate Bond Fund seeks to maximize total returns in a manner consistent with generation of current income, preservation of capital and reduced price volatility.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in bonds. A bond is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the bond holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity and may take the form of any of the following securities:

•	notes and debentures from a wide range of U.S. corporate issuers;

•	dollar-denominated debt securities issued in the U.S. by foreign entities (“Yankee Bonds”);

•	asset-backed securities;

•	mortgage related securities;

•	state, municipal or industrial revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

•	fixed income securities that can be converted into or exchanged for common stock;

•	repurchase agreements; or

•	futures contracts.

This is not a fundamental policy and may be changed by the Fund’s Board of Directors upon 60 days’ prior notice.

The Fund’s investment strategy emphasizes fundamental analysis, relative value and a long-term outlook. “Relative value” is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund’s “long-term outlook” is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund’s portfolio. The adviser looks for securities that will favorably impact portfolio performance and appear to be underpriced compared to other investments available and that keep the Fund diversified.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of two to five years under normal market conditions, and is expected to be somewhat less volatile than the First Focus Income Fund. To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the average maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. 1-5 Year Gov’t./ Credit Index average duration. Duration is a measure of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities-representing payments of principal and interest-by considering the timing, frequency and amount of payment expected from each portfolio debt security. The shorter a security’s duration, the less sensitive it will be to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, on June 30, 2007 the average duration of the Lehman U.S. 1-5 Government Credit Index was 2.41 years. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 4.75% was 15 years.

The fixed income securities in which the Fund invests will be “investment grade,” which means they will be:

•	rated at purchase within the four highest ratings of a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation and Fitch Ratings; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 25% of its

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assets in mortgage-related securities, which are backed by obligations such as:

•	conventional 30-year fixed rate mortgages;

•	15-year mortgages; or

•	adjustable-rate mortgages.

Mortgage-related securities are pass-through securities-an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is “passed through” to the securities’ holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole-mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. Changes in interest rates also affect the value of the Fund’s futures contracts. When interest rates rise, the value of the Fund’s fixed income securities, futures contracts, and the Fund’s shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The value of the Fund’s futures contracts is affected by the ability of the counterparty to the contract to meet its obligations under the contract by delivering the securities specified in the contract at the specified time and price. The Fund could lose money if the issuers of its fixed income securities, or the counterparties to its futures contracts, cannot meet their financial obligations, or go bankrupt. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

The Fund invests in securities of various United States government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank, and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

Securities rated in the lowest of the investment-grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or

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PROSPECTUS

First Focus Short-Intermediate Bond Fund (FOSIX) (continued)

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paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Additionally, mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the Lehman U.S. 1-5 Year Gov’t. Credit Index. The table compares the performance of this index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is no guarantee of future results.

Year-by-year Total Returns
as of December 31 Each Year (%)

Bar Graph

1997	6.70
1998	7.74
1999	-1.40
2000	8.80
2001	4.74
2002	9.11
2003	3.24
2004	1.84
2005	1.17
2006	3.86

The Fund’s total return for the six-month period ended June 30, 2007 was 1.58%.

Best Quarter	Worst Quarter

September 30, 1998	December 31, 2001

4.84%	-3.30%

Average Annual Total Return
as of December 31, 2006

	1 Year	5 Years	10 Years

Short-Intermediate Bond Fund
Return Before Taxes	3.86%	3.81%	4.53%
Return After Taxes on Distributions	2.27%	2.15%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.49%	2.27%	2.68%

Lehman U.S. 1-5 Year Gov’t Credit Index (reflects no deduction for fees, expenses or taxes)(1)	4.22%	3.77%	5.34%

(1)	The Lehman U.S. 1-5 Gov’t. Credit Index is a market value weighted performance index of government and corporate fixed-rate debt securities with maturities between one and five years. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Short-Intermediate Bond Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.50%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.63%

Total Fund Operating Expenses(1)	1.13%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 0.89%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.21% and 0.63%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$115	$359	$622	$1,375

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PROSPECTUS

First Focus Income Fund (FOINX)

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Objective

The First Focus Income Fund seeks to maximize total returns in a manner consistent with the generation of current income and the preservation of capital.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets (defined as net assets plus borrowings for investment purposes) in bonds. A bond is any interest-bearing or discounted government or corporate security that obligates the issuer to pay the bond holder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity and may take the form of any of the following securities:

•	bonds, notes and debentures from a wide range of U.S. corporate issuers;

•	dollar-denominated debt securities issued in the U.S. by foreign entities (“Yankee Bonds”);

•	asset-backed securities;

•	mortgage related securities;

•	state, municipal or industrial revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

•	fixed income securities that can be converted into or exchanged for common stock;

•	repurchase agreements; or

•	futures contracts.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Aggregate Bond Index average duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities-representing payments of principal and interest-by considering the timing, frequency and amount of payment expected from each portfolio debt security. The shorter a security’s duration, the less sensitive it will be to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, on June 30, 2007 the average duration of the Lehman U.S. Aggregate Bond Index was 4.64 years. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 4.75% was 15 years.

The fixed income securities in which the Fund invests will be “investment grade,” which means they will be:

•	rated at purchase within the four highest ratings of a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and Fitch Ratings; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 75% of its value in mortgage-related securities, which are backed by obligations such as:

•	conventional 30-year fixed rate mortgages;

•	15-year mortgages; or

•	adjustable-rate mortgages.

Mortgage-related securities are pass-through securities — an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is “passed through” to the securities’ holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage

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Corporation or the Federal National Mortgage Association.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund’s fixed income securities including securities issued by or guaranteed by the U.S. government or other government agencies. Changes in interest rates also affect the value of the Fund’s futures contracts. When interest rates rise, the value of the Fund’s fixed income securities, futures contracts, and the Fund’s shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The value of the Fund’s futures contracts is affected by the ability of the counterparty to the contract to meet its obligations under the contract by delivering the securities specified in the contract at the specified time and price. The Fund could lose money if the issuers of its fixed income securities, or the counterparties to its futures contracts, cannot meet their financial obligations, or go bankrupt. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

The Fund invests in securities of various United States government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Additionally, mortgage-related securities may be more volatile than other fixed income securities.

Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s

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PROSPECTUS

First Focus Income Fund (FOINX) (continued)

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Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the performance of the Lehman U.S. Aggregate Bond Index to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 Each Year (%)

Bar Graph

1997	8.95
1998	8.79
1999	-4.77
2000	10.17
2001	7.04
2002	9.36
2003	2.97
2004	3.21
2005	1.45
2006	3.45

The Fund’s total return for the six-month period ended June 30, 2007 was 0.70%.

Best Quarter	Worst Quarter

September 30, 1998	June 30, 1999

5.42%	-2.86%

The above performance information of this Fund reflects the performance of the Fund’s predecessor common trust fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. FNB Fund Advisers, a division of First National Bank of Omaha, currently manages the Fund. The Fund commenced business on March 9, 2001. The bar chart above includes information regarding the common trust fund’s operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Fund. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Average Annual Total Return —

Comparison of Before and After-Tax Returns

The Fund’s returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Average Annual Total Return
as of December 31, 2006

			Since
			Inception
	1 Year	5 Years	(3/9/01)

Income Fund
Return Before Taxes	3.45%	4.05%	5.85%
Return After Taxes on Distributions	1.94%	2.33%	1.88%
Return After Taxes on Distributions and Sale of Fund Shares	2.22%	2.44%	1.99%

Lehman U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	4.33%	5.06%	5.34% (2)

(1)	The Lehman U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

(2)	Index comparisons began on March 9, 2001.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Income Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.60%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.59%

Total Fund Operating Expenses(1)	1.19%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 0.98%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.08% and 0.59%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$121	$378	$654	$1,443

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PROSPECTUS

First Focus Nebraska Tax-Free Fund (FONEX)

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Objective

The First Focus Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets (defined as net assets plus borrowings for investment purposes), in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund invests primarily in securities which are “investment grade,” which means they will be:

•	rated BBB- or better from Standard & Poor’s, Baa3 or better from Moody’s, or the equivalent rating from another nationally recognized statistical rating organization; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

Under normal market conditions, the Fund’s assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar-weighted maturity of the Fund’s portfolio is between 3 and 15 years. To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable maturity-shortening device. For securities expected to be repaid before their maturity date, the adviser uses the effective maturity, which is shorter than the stated maturity. The Fund’s investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security’s value, the adviser considers the security’s yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% of its total assets in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territories.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Interest rate risk. Changes in interest rates affect the value of the Fund’s municipal securities. When interest rates rise, the value of the Fund’s securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

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Credit risk. The value of the Fund’s municipal securities is affected by the issuer’s continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa3 or BBB-) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

Non-diversification risk. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska’s economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Certain municipal securities are exposed to prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired some securities at a premium.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the performance of the Lehman Municipal Bond Index and averages to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 each year (%)

Bar Graph

1997	5.94
1998	5.05
1999	-1.58
2000	7.72
2001	4.93
2002	8.82
2003	4.22
2004	2.63
2005	1.34
2006	2.80

The Fund’s total return for the six-month period ended June 30, 2007 was 0.26%.

Best Quarter	Worst Quarter

September 30, 2002	March 31, 1999

4.34%	-3.29%

The above performance information of this Fund reflects the performance of the Fund’s predecessor common trust

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PROSPECTUS

First Focus Nebraska Tax-Free Fund (FONEX) (continued)

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fund for all periods prior to March 9, 2001. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha. FNB Fund Advisers, a division of First National Bank of Omaha, currently manages the Fund. The Fund commenced business on March 9, 2001. The bar chart above includes information regarding the common trust fund’s operations for periods before March 9, 2001, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Fund. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Average Annual Total Return  —

Comparison of Before and After-Tax Returns

The Fund’s returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Average Annual Total Return
as of December 31, 2006

			Since
			Inception
	1 Year	5 Years	(3/9/01)

Nebraska Tax-Free Fund
Return Before Taxes	2.80%	3.93%	5.30%
Return After Taxes on Distributions	2.69%	3.79%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	3.12%	3.87%	5.32%

Lehman Municipal Bond Index (reflects no deduction for fees, expenses or taxes)(1)	4.84%	5.53%	5.34% (2)

(1)	The Lehman Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

(2)	Index comparisons began on March 9, 2001.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Nebraska Tax-Free Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.70%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.62%

Total Fund Operating Expenses(1)	1.32%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.03%. Taking waivers into account, the Fund’s actual

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Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.36% and 0.62%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$134	$418	$723	$1,590

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PROSPECTUS

First Focus Balanced Fund (FOBAX)

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Objective

The investment objective of the First Focus Balanced Fund is capital appreciation and current income.

Principal Investment Strategies and Risks

Principal investments

Based on the adviser’s assessment of market conditions, the Balanced Fund will allocate its assets (defined as net assets plus borrowings for investment purposes) among stocks, fixed income securities and cash equivalents. The Fund will invest 25% to 75% of its total assets in stocks and convertible securities, and at least 25% of its total assets in fixed income securities. Fixed income securities may include money market mutual funds. The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

Equities. The equity component of the Balanced Fund’s portfolio principally includes principally in companies the adviser believes have the potential to grow earnings more rapidly than their competitors. The Fund may also invest in preferred stocks and warrants. Equity holdings are typically diversified across the major sectors.

In choosing equity investments, the Fund’s investment adviser looks for companies with:

•	market share gains;

•	product innovation;

•	low-cost production;

•	a history of above-average earnings growth; and

•	valuations that are low relative to their current earnings or their projected earnings growth rate.

Fixed income securities. The fixed income component of the Balanced Fund’s portfolio includes:

•	bonds, notes and debentures from a wide range of U.S. corporate issuers;

•	money markets

•	mortgage-related securities;

•	state, municipal or industrial revenue bonds;

•	obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

•	fixed income securities that can be converted into or exchanged for common stock.

In addition, the Balanced Fund may invest in U.S. Treasury obligations, cash equivalents, repurchase agreements or asset-backed securities.

The fixed income securities in which the Fund invests will be “investment grade,” which means they will be:

•	rated BBB or better from Standard & Poor’s, Baa or better from Moody’s, or the equivalent rating from another nationally recognized statistical rating organization; or

•	if unrated, considered at purchase by the Fund’s investment adviser to be of comparable quality.

To calculate maturity, the adviser uses each instrument’s ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

Mid-cap and Small-cap stocks. Investing in medium-capitalization and small capitalization companies may lead to risks greater than those of investments in large-capitalization companies. Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Principal risks — Stocks

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There

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is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests in common stocks, whose risks include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Growth investing. The stock portion of this Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Principal risks — Fixed income securities

The fixed income securities portion of the Balanced Fund is subject to various risks including:

Interest rate risk. Changes in interest rates affect the value of the Fund’s debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund’s securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

Credit risk. The value of the Fund’s fixed income securities is affected by the issuer’s continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

The Fund invests in securities of various United States government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each agency, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If, in the event the Fund enters a repurchase agreement, the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

Reinvestment risk. The Fund’s fixed income securities will have stated maturities, and accordingly, at the end of a security’s term, the proceeds will need to be reinvested in another security. If interest rates decline when a fixed income security matures, the cash flows from that security will need to be reinvested at a lower rate.

Prepayment risk. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. Such refinancings and prepayments will tend to lower the Fund’s return and could result in losses to the Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

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PROSPECTUS

First Focus Balanced Fund (FOBAX) (continued)

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Extension risk. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the S&P 500 Composite Index and the Lehman U.S. Gov’t./ Credit Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 Each Year (%)

Bar Graph

1997	14.93
1998	7.69
1999	-7.24
2000	5.58
2001	2.03
2002	-6.10
2003	23.77
2004	15.01
2005	4.94
2006	6.76

The Fund’s total return for the six-month period ended June 30, 2007 was 8.01%.

Best Quarter	Worst Quarter

June 30, 2003	September 30, 2002

11.56%	-7.70%

Average Annual Total Return
as of December 31, 2006

	1 Year	5 Years	10 Years

Balanced Fund
Return Before Taxes	6.76%	8.41%	6.36%
Return After Taxes on
Distributions	6.60%	8.18%	5.34%
Return After Taxes on
Distributions and
Sale of Fund Shares	4.51%	7.18%	4.91%

S&P 500 Composite Index (reflects no deduction for fees, expenses or taxes)(1)	15.79%	6.19%	8.42%

Lehman U.S. Gov’t./ Credit Index (reflects no deduction for fees, expenses or taxes)(1)	3.78%	5.17%	6.26%

Combined S&P 500 Composite Index and Lehman U.S. Gov’t./ Credit Index (reflects no deduction for fees, expenses or taxes)(2)	10.88%	6.04%	7.90%

(1)	The S&P Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Lehman U.S. Gov’t./Credit Index includes all public obligations of the U.S.

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Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies). The Fund uses equity and fixed income indices for comparison because it generally holds both equity and fixed income securities. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

(2)	The Combined S&P 500 Composite Index and Lehman U.S. Gov’t./ Credit Index (the “Blended Index”) is comprised of a blend of the S&P 500 Composite Index and Lehman U.S. Gov’t./ Credit Index. The Blended Index is intended to provide a single benchmark that more accurately reflects the composition of the portfolio of securities held by the Balanced Fund. The individual performance of each index that comprises the Blended Index is detailed in the chart above. Sixty percent of the Blended Index is comprised of the S&P 500 Composite Index and forty percent of the Blended Index is comprised of the Lehman U.S. Gov’t./ Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who own their Fund shares through tax-deferred arrangements, such as 401 (k) Plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Balanced Fund
Annual Fund Operating Expenses (% of average net assets)

Management Fees(1)	0.75%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.70%

Acquired Fund Fees and Expenses	0.01%

Total Fund Operating Expenses(1)	1.46%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.33%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.60% and 0.70%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$149	$462	$792	$1,746

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PROSPECTUS

First Focus Core Equity Fund (FOEQX)

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Objective

The investment objective of the First Focus Core Equity Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $5 billion. The Fund may also invest up to 20% of its assets in preferred stocks, warrants and common stocks other than those described above.

The Fund’s investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below what the adviser considers its intrinsic value. The adviser may also consider other factors, including a company’s earnings record and/or dividend record.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap stocks. Investing in medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne

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by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.
Convertible Securities. The Fund may purchase convertible securities that are fixed income debt securities, preferred stocks, warrants, options or rights, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer’s capital structure. Their prices tend to be influenced by changes in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, their prices can be affected by changes in the market value of the common stock into which they can be converted.
Performance History
The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of the S&P 500 Composite Index. The table compares the performance of these indices and averages to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.
Year-by-Year Total Returns
as of December 31 Each Year (%)
Bar Graph

1997	19.32
1998	7.84
1999	-8.75
2000	4.50
2001	-2.27
2002	-15.10
2003	22.08
2004	13.74
2005	4.81
2006	19.03
The Fund’s total return for the six-month period ended June 30, 2007 was 6.95%.

Best Quarter	Worst Quarter
June 30, 1999	September 30, 2002

15.50%	-16.96%

Average Annual Total Return
as of December 31, 2006

	1 Year	5 Years	10 Years

Core Equity Fund
Return Before Taxes	19.03%	8.02%	5.84%
Return After Taxes on Distributions	16.76%	7.03%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares	15.34%	6.79%	4.38%

S&P 500 Composite Index (reflects no deduction for fees, expenses or taxes)(1)	15.79%	6.19%	8.42%

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes(1)	22.25%	10.86%	11.00%

(1)	The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index is an index that measures the performance of companies in the Russell 1000 Index with lower price-to- book-value ratios and lower forecasted growth values. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

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20
PROSPECTUS

First Focus Core Equity Fund (FOEQX) (continued)

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Core Equity Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.75%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.58%

Total Fund Operating Expenses(1)	1.33%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.22%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.60% and 0.57%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$135	$421	$729	$1,601

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21
PROSPECTUS

First Focus Growth Opportunities Fund (FOGRX)

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Objective

The investment objective of the First Focus Growth Opportunities Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

In pursuit of long-term capital appreciation, this Fund invests principally in the common stock of companies the adviser believes have the potential to grow earnings more rapidly than their competitors. The Fund may also invest up to 35% of its assets (defined as net assets plus borrowings for investment purposes) in preferred stocks and warrants. Holdings are typically diversified across the major sectors.

In choosing investments, the Fund’s investment adviser looks for companies with:

•	market share gains;

•	product innovation;

•	low-cost production;

•	a history of above-average earnings growth; and

•	valuations that are low relative to their current earnings or their projected earnings growth rate.

The Fund may invest in securities issued by companies with large, medium, or small capitalizations.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Mid-cap and Small-cap stocks. Investing in medium-capitalization and small capitalization companies may lead to risks greater than those of investments in large-capitalization companies. Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Growth investing. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund

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22
PROSPECTUS

First Focus Growth Opportunities Fund (FOGRX) (continued)

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that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year to year. The table compares the performance of the Frank Russell Mid-Cap Index, and the S&P 500 Composite Index and averages to the Fund’s performance after adjustment for the impact of certain taxes. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 Each Year (%)

Bar Graph

1997	25.69
1998	8.14
1999	11.87
2000	7.39
2001	-0.22
2002	-14.83
2003	33.41
2004	18.36
2005	5.53
2006	10.24

The Fund’s total return for the six-month period ended June 30, 2007 was 10.92%

Best Quarter	Worst Quarter

December 31, 1998	September 30, 2002

16.95%	-17.14%

The above performance information of this Fund includes the performance of the Fund’s predecessor common trust fund prior to April 1, 1998. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by a predecessor of Tributary Capital Management, L.L.C., which presently manages the Fund. The bar chart and table above include information regarding the common trust fund’s operations for periods prior to April 1, 1998, as adjusted to reflect the higher expenses incurred by the Fund. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Average Annual Total Returns  —

Comparison of Before and After-Tax Returns

The Fund’s returns in this table only reflect the periods after the Fund began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Average Annual Total Return
as of December 31, 2006

			Since
			Inception
	1 Year	5 Year	(4/1/98)

Growth Opportunities Fund
Return Before Taxes	10.24%	9.37%	10.19%
Return After Taxes on Distributions	8.36%	8.65%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	8.82%	8.10%	9.19%

Frank Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)(1)	15.26%	12.88%	9.36%

S&P 500 Composite Index (reflects no deduction for fees, expenses or taxes)(1)	15.97%	6.19%	4.49%

(1)	The Frank Russell Mid-Cap Index is an unmanaged index of 400 domestic stocks, chosen for market liquidity and industry group representation. The S&P 500 Composite Index is an unmanaged index of 500 domestic stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Growth Opportunities Fund
Annual Fund Operating Expenses (% of average net assets)

Management Fees(1)	0.75%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.63%

Total Fund Operating Expenses(1)	1.38%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.26%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.60% and 0.62%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year end include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$140	$437	$755	$1,657

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24
PROSPECTUS

First Focus Small Company Fund (FOSCX)

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Objective

The investment objective of the First Focus Small Company Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in common stocks and convertible securities of companies with small market capitalization. A company’s market capitalization is considered “small” if it is less than $4 billion. The Fund expects most of these companies will have a market cap of $100 million to $3 billion.

The Fund’s investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below what the adviser considers its intrinsic value. The adviser may also consider other factors, including a company’s earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company. Quantitative measures of a company include:

•	price-to-earnings ratio;

•	balance sheet strength; and

•	cash flow.

Qualitative measures of a company include:

•	efficient use of capital;

•	management style and adaptability;

•	market share;

•	product lines and pricing flexibility;

•	distribution systems; and

•	use of technology to improve productivity and quality.

Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser believes this necessary.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser will not accurately predict the direction of these and other factors and, as a result, the adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. This Fund invests primarily in common stocks, whose risks include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

Small-company stocks. The price of smaller-company stocks may fluctuate dramatically due to such factors as:

•	the company’s greater dependence on key personnel;

•	potentially limited internal resources;

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25
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•	difficulty obtaining adequate working resources;

•	greater dependence on newer products and/or markets;

•	technological, regulatory or environmental changes; and

•	predatory pricing.

In short, the Fund’s risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

Mid-cap stocks. Investing in medium capitalization companies may lead to risks greater than those of investments in large capitalization companies. Mid-cap stocks are generally less liquid than large-cap stocks and may be more affected by technological, environmental, or regulatory change.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Value investing. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund’s performance has varied from year to year. The table compares the Fund’s performance over time to that of the Frank Russell 2000 Index and the Frank Russell 2000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 Each Year (%)

Bar Graph

1997	21.78
1998	-3.32
1999	-4.94
2000	23.22
2001	11.41
2002	-6.99
2003	30.11
2004	10.23
2005	4.62
2006	16.68

The Fund’s total return for the six-month period ended June 30, 2007 was 6.46%.

Best Quarter	Worst Quarter

December 31, 2001	September 30, 2002

14.83%	-14.09%

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26
PROSPECTUS

First Focus Small Company Fund (FOSCX) (continued)

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Average Annual Total Return
as of December 31, 2006

	1 Year	5 Years	10 Years

Small Company Fund
Return Before Taxes	16.68%	10.24%	9.60%
Return After Taxes on Distributions	14.63%	9.61%	8.71%
Return After Taxes on Distributions and Sale of Fund Shares	13.53%	8.85%	8.09%

Frank Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(1)	18.37%	11.39%	9.44%

Frank Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(1)	23.48%	15.37%	13.27%

(1)	The Frank Russell 2000 Index is a small cap index comprised of 2,000 stocks. The Frank Russell 2000 Value Index includes securities from the 2000 Index generally having low price-to-book value and price-to-earnings ratios. The Frank Russell 2000 Index and Frank Russell 2000 Value Index are included for comparison purposes because the securities in these indices are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Small Company Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.85%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.64%

Total Fund Operating Expenses(1)	1.49%

(1)	The table above reflects all fees the Fund’s service providers (including its investment adviser) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.38%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.70% and 0.63%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$152	$471	$813	$1,779

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27
PROSPECTUS

First Focus International Equity Fund (FFITX)

________________________________________________________________________________

Objective

The investment objective of the First Focus International Equity Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal market condition, at least 80% of the Fund’s assets (defined as net assets plus borrowings for investment purposes) will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. This is not a fundamental policy and may be changed by the Fund’s Board of Directors upon 60 days’ notice. The Fund invests primarily in common stocks and other equity securities of non-U.S. and non-Canadian issuers with market capitalizations over $300 million. The Fund may invest in equity securities that are listed on exchanges or traded over-the-counter.

In constructing the Fund’s portfolio and selecting individual securities, the Fund’s investment sub-adviser will select securities based on its broad strategic regional and sectorial views. These views are formed based on a fundamental analysis of the regions and sectors together with the sub-adviser’s company level research and meetings with the companies’ management. As a result of this approach, the investment sub-adviser will invest in value or growth stocks at different points in the economic cycle.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money. During extraordinary market or economic conditions, the Fund may take a temporary defensive position by investing in short-term obligations including money market funds, repurchase agreements and U.S. government securities. Such investments could keep the Fund from achieving its investment objective.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the sub-adviser will not accurately predict the direction of these and other factors and, as a result, the sub-adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Common stocks. The risks of common stock investing include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Foreign Stocks. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund’s investments in foreign countries generally will be denominated in a foreign currency. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk

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28
PROSPECTUS

First Focus International Equity Fund (FFITX) (continued)

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that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Performance History

The bar chart and table below show the Fund’s annual returns and provide some indication of the risks of investment in the Fund. The bar chart shows you how the Fund has performed over the past calendar year. The table compares the Fund’s performance to that of the Morgan Stanley Capital International EAFE Index. Both the bar chart and the table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
as of December 31 Each Year (%)

Bar Graph

2003	35.50
2004	12.79
2005	16.32
2006	27.91

The Fund’s total return for the six-month period ended June 30, 2007 was 13.33%.

Best Quarter	Worst Quarter

June 30, 2003	September 30, 2002

18.41%	-22.12%

Average Annual Total Return
as of December 31, 2006

		Since
		Inception
	1 Year	(5/30/02)

International Equity Fund
Return Before Taxes	27.91%	14.27%
Return After Taxes on Distributions	27.22%	13.27%
Return After Taxes on Distributions and Sale of Fund Shares	19.66%	12.17%

Morgan Stanley Capital International EAFE Index(1)	26.86%	16.25%

Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

International Equity Fund
Annual Fund Operating Expenses (% of average net assets)

Management Fees(1)	1.00%

Distribution (12b-1) Fees	None

Other Expenses(1)(2)	0.65%

Acquired Fund Fees and Expenses	0.02%

Total Fund Operating Expenses(1)	1.67%

(1)	The table above reflects all fees the Fund’s service providers (including its investment advisers) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ended March 31, 2007, certain service providers voluntarily waived a portion of their respective fees. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2007 were 1.44%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are expected to be 0.75% and 0.65%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees.

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29
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The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years	5 Years	10 Years

$170	$526	$907	$1,976

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30
PROSPECTUS

First Focus Large Cap Growth Fund (FOLCX)

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Objective

The investment objective of the First Focus Large Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies and Risks

Principal investments

Under normal circumstances and market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in the common stock and securities that can be converted into common stock, such as convertible bonds, convertible preferred stocks, warrants, options and rights of companies with market capitalizations of at least $5 billion. Although the Fund retains the ability to invest in a relatively small number of stocks, the Fund’s goal is to remain diversified. These are not fundamental investment policies and may be changed by the Fund’s Board of Directors upon 60 days notice to shareholders.

The Fund also will invest in common stocks that the Sub-adviser believes have the potential to grow earnings more rapidly than their competitors.

In choosing investments, the Fund’s Sub-adviser looks for large capitalization companies with:

•	strong unit growth;

•	dominant market positions;

•	conservative accounting practices; and

•	internally financed growth.

Other investments

Under normal circumstances, the Fund may invest up to 20% of its total assets in equity securities of foreign issuers. The Fund may also lend its portfolio securities and invest uninvested cash balances in money market funds.

Principal risks

The value of the Fund’s shares depends on the value of the securities it owns. The value of your investment may fluctuate significantly, which means you could lose money.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General market risks. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the Sub-adviser will not accurately predict the direction of these and other factors and, as a result, the Sub-adviser’s investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Growth investing. The Fund is primarily growth oriented and it may not perform as well as other types of mutual funds. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Common stocks. The Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

•	A company not performing as anticipated. Factors affecting a company’s performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the Sub-adviser perceived when selecting the stock.

•	Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund’s investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when the company fundamentals are strong. A company’s stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

Focused Investment Risk. Focusing or concentrating Fund investments in a small number of companies, industries, or regions increases risk. A fund that “concentrates” its investments in a certain type of

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company (such as biotechnology, healthcare or technology companies) is particularly vulnerable to events affecting those types of companies. Also, the Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. For example, companies in the healthcare sector are subject to rapid obsolescence of products, patent expirations, and changes in governmental regulation or reimbursements; and companies in the technology sector are subject to short product cycles, intense competition and significant losses and/or limited earnings. Because the Fund will generally maintain core holdings in 20 to 50 stocks, its portfolio may become more concentrated on a small number of companies, industries or regions.

Mid-Cap stocks. Investing in medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-Cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Over-the-counter market. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These “unlisted common stocks” generally trade at a lower volume, which may limit their liquidity.

Securities Lending Risk. The Fund may lend its portfolio securities to banks or broker-dealers which meet the creditworthiness standards established by the Fund’s Board of Directors. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.

Foreign Investment Risk. Foreign securities are subject to more risks than U.S. domestic investments. These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding. Direct investment in foreign securities denominated in a foreign currency involves exposure to fluctuations in foreign currency exchange rates which may reduce the value of an investment made in a security denominated in that foreign currency; withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Foreign securities also include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are depository receipts for foreign company stocks issued by a bank and held in trust at that bank, which entitle the owner to any capital gains or dividends from the underlying company. ADRs are U.S. dollar denominated, and EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. ADRs, EDRs and GDRs are subject to the same risks as other foreign securities.

Performance History

Performance information for the Fund will be available when the Fund has been in operation for one calendar year. Performance will be benchmarked against the Russell 1000 Growth Index.

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First Focus Large Cap Growth Fund (FOLCX) (continued)

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Expenses

This table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. The Shares have no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund’s share price.

Fee Table

Large Cap Growth Fund
Annual Fund Operating Expenses
(% of average net assets)

Management Fees(1)	0.90%

Distribution (12b-1) Fees	None

Other Expenses(2)	0.63%

Total Fund Operating Expenses(1)(2)	1.53%

(1)	The table above reflects all fees the Fund’s service providers (including its investment advisers) are entitled to receive during the fiscal year ending March 31, 2008 pursuant to their contracts with the Fund. During the fiscal year ending March 31, 2008, certain service providers will be voluntarily waiving a portion of their respective fees. These waivers may be terminated at any time by either the service provider or the Fund. After these waivers, the actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ending March 31, 2008 is estimated to be 1.23%. Taking waivers into account, the Fund’s actual Management Fees and Other Expenses for the fiscal year ending March 31, 2008 are estimated to be 0.60% and 0.63%, respectively.

(2)	“Other Expenses” are based on estimated expenses for the current fiscal year and include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. See “Service Plan” for more information on shareholder servicing fees. “Other Expenses” are based on estimated expenses for the current fiscal year.

The example below is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund’s operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

Expense Example

1 Year	3 Years

$156	$483

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First Focus FundsSM

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Buying, Selling and Exchanging Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds. The Funds do not accept cash, money orders, travelers checks, starter checks, counter checks or third-party checks.

Buying Shares

You can buy Shares by mail or wire, or through First National Bank or its affiliates, your broker/dealer or other institutions. For a Purchase Application, call 1-800-662-4203. You can also obtain an application by visiting our website at www.firstfocusfunds.com.

Opening an Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 35 for minimum account amounts.

Mail the check and a completed Purchase Application to:

First Focus Funds Service Center
P.O. Box 219022
Kansas City, MO 64121-9022

Adding to Your Account by Mail

Make out a check for the amount you want to invest, payable to the Fund you want. See page 35 for minimum account amounts.

Mail the check and a note with your account number to:

First Focus Funds Service Center
P.O. Box 219022
Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Through Other Institutions

To find out if you can buy Shares through your bank, broker/dealer, or other institution, call 1-800-662-4203 or call your institution. Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

Customer Identification Program

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as required by law.

Auto Invest Plan

You can make regular monthly or quarterly purchases by Automated Clearing House (ACH) transfer from your bank account. The minimum investment to open your account is $100; the minimum for additional investments is $50. To start, complete the Auto Invest Plan section of the Purchase Application. To change your plan, send the Funds a signature-guaranteed written request. See “Signature Guarantees” on page 36.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution’s account requirements.

•	Send a written request to: First Focus Funds Service Center P.O. Box 219022 Kansas City, MO 64121-9022

or

•	If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

•	The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See “Signature Guarantees,” on page 36.

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First Focus FundsSM (continued)

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Auto Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request or an Account Change Form. See “Signature Guarantees,” on page 36. You could have negative tax results if you purchase shares while you’re making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you’re also purchasing shares.

Exchanging Shares

You can exchange shares of one First Focus Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

•	Read the Prospectus of the Fund whose shares you want to buy in the exchange.

•	Mail the Funds your signature-guaranteed request or call 1-800-662-4203. See “Signature Guarantees” on page 36.

•	The amount to be exchanged must meet minimum investment requirements, described below.

The Funds reserve the right to restrict or refuse an exchange request if a Fund has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets. There is no assurance the Funds will be able to anticipate any such exchange requests.

The Funds may change or eliminate the exchange privilege with 60 days’ notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.

Excessive Trading

The Funds seek to deter short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between the Funds or sales and repurchases of a Fund within a short time period) may:

•	disrupt portfolio management strategies,

•	increase brokerage and other transaction costs, and

•	negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds’ Board of Directors has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

The Funds have broad authority to take discretionary action against market timers and against particular trades. They also have sole discretion to:

•	restrict purchases or exchanges that they or their agents believe constitute excessive trading.

•	reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.

Fair Valuation

When reliable market quotations are not readily available for a security, the fair value of that security will be determined in accordance with procedures adopted by the Board. By fair valuing a security whose price may have been affected by events occurring after the close of trading

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in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, First Focus Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, First Focus Funds may not be able to prevent all market timing and its potential negative impact.

Transaction Policies

Share Price

The price per share for each Fund, equal to net asset value (NAV), is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time). A business day is any day on which the NYSE is open for business.

If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day’s NAV for each share. Otherwise you will pay or receive the next business day’s NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund’s securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by the day’s NAV.

The Funds’ securities are valued at market value. Securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 p.m. Eastern Time. If reliable market prices aren’t available, the fair value prices will be determined using methods approved by the Funds’ Board of Directors. The International Equity Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the International Equity Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Some of the more common reasons that may necessitate that any security be valued using fair value procedures include, but are not limited to:

•	the security’s trading has been halted or suspended;

•	the security has been de-listed from a national exchange;

•	the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; and

•	the security has not been traded for an extended period of time.

With regard to the International Equity Fund, a significant event with respect to a security or securities held by the Fund that occurs after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value may necessitate that the security or securities be valued using fair value procedures.

Minimum Investments and Additions

The minimum initial investment for each Fund is $1,000. For additional investments, the minimum investment is $50. Under the Auto Invest Plan, the required initial investment drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts and payroll deduction plans.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Fund’s Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or

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First Focus FundsSM (continued)

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second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may suspend your right to sell your shares during times when the NYSE restricts or halts trading, or as otherwise permitted by the SEC. The Funds will require a signature guarantee on redemption requests of $50,000 or more, or if the redemption proceeds are to be paid or sent to someone other than you. See “Signature Guarantees” below.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine — and, unlike a notary public, is financially responsible if the signature is not. The Transfer Agent requires a “medallion” signature guarantee.

You can obtain medallion signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a medallion signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a medallion signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor’s telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you cannot place a telephone transaction, consider mailing your request as described in “Buying Shares” and “Selling Shares” above. The Funds reserve the right to refuse a telephone transaction.

Dividends and Taxes

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

The timing and characterization of income distributions are determined annually in accordance with Federal Income Tax regulations. Income determined in accordance with Federal Income Tax regulations may differ from Accounting Principles Generally Accepted in the United States of America. As a result, net investment income for a reporting period may differ significantly from distributions paid during the same reporting period.

Dividends

The Short-Intermediate Bond Fund, the Income Fund and the Nebraska Tax-Free Fund declare income dividends daily and pay them monthly. The Balanced Fund declares and pays dividends on a quarterly basis and the Growth Opportunities Fund and the International Equity Fund declare and pay dividends on an annual basis. The Core Equity Fund, Large Cap Growth Fund and Small Company Fund declare and pay dividends monthly, generally during the last week of each month.

Taxes

Here is an overview of important information about taxes for shareholders of the Funds, except the Nebraska Tax-Free Fund.

•	Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

•	Distributions from a Fund’s long-term capital gains over net short-term capital losses are taxable as long-

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term capital gains in the year you receive them, no matter how long you’ve held the shares.

•	Some dividends paid in January may be taxable as if you had received them the previous December.

•	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

•	If the distribution of income or gain realized on the sale of securities causes a share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

•	If you buy shares shortly before the record date of a Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

•	Corporations may be eligible for a dividends-received deduction on certain dividends.

•	Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as “qualified dividend income,” taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that a fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. The Funds will notify you as to how much of your distributions, if any, will qualify for the reduced tax rate.

Here is an overview of important information about taxes for shareholders of the Nebraska Tax-Free Fund.

•	Regular monthly dividends payable from net tax-free interest will generally be exempt from regular federal income tax.

•	All or a portion of these dividends may be subject to state and local taxes.

•	These dividends may also be subject to the federal alternative minimum tax (AMT).

•	Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

•	Distributions from a Fund’s long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you’ve held the shares.

•	Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

•	Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

•	If the distribution of income or gain realized on the sale of securities causes a share’s NAV to fall below what you paid for it, the distribution is a “return of invested principal” but is still taxable as described above.

•	If you buy shares shortly before the record date of a Fund’s dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you’ve received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

Portfolio Holdings

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Management of the Company

Investment Advisers

For seven of the nine Funds (the Short-Intermediate Bond Fund, the Core Equity Fund, the Small Company Fund, the Income Fund, the Nebraska Tax-Free Fund, Large Cap Growth Fund and the International Equity Fund), FNB Fund Advisers (“FNB”), a division of First National

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First Focus FundsSM (continued)

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Bank of Omaha (“First National”), 1620 Dodge Street, Stop 1077, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the Investment Advisers Act of 1940.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $18 billion as of December 31, 2006. First National offers clients a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 2006, First Investment Group, the Investment division which includes FNB Fund Advisers, had $4.5 billion in assets under management.

The Growth Opportunities Fund and the Balanced Fund are advised by Tributary Capital Management LLC (“Tributary”), formerly FNC Fund Advisers, a subsidiary of First National. Tributary is a registered investment adviser under the Investment Advisers Act of 1940. As of December 31, 2006, Tributary had approximately $171 million under investment management.

Investment Sub-Adviser

KBC Asset Management International LTD (“KBCAM”), a subsidiary of KBCAM Limited, located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland, serves as the investment sub-adviser to the International Equity Fund. KBCAM, a registered investment adviser under the Investment Advisers Act of 1940, provides investment advisory services to individuals, investment companies and other institutions. As of December 31, 2006, KBCAM Limited had $22.4 billion in assets under management. KBCAM is part of the KBC Bank and Insurance Group NV. KBC Group is a major financial services group with headquarters in Brussels, Belgium.

Riverbridge Partners, LLC (“Riverbridge”), located at Midwest Plaza West, 801 Nicollet Mall, Suite 600, Minneapolis, Minnesota, serves as the investment sub-adviser to the Large Cap Growth Fund. Riverbridge, a registered investment adviser under the Investment Advisers Act of 1940, provides investment advisory services to individuals, investment companies and other institutions. As of December 31, 2006, Riverbridge had $942.9 million in assets under management.

Responsibilities

FNB and Tributary (collectively, the “Advisers”) supervise and administer the investment program for the Funds. Supervised by the Board of Directors and following each Fund’s investment objectives and restrictions, each Adviser (or, as to the International Equity Fund and Large Cap Growth Fund, the sub-adviser):

•	manages a Fund’s investments;

•	makes buy/sell decisions and places the orders; and

•	keeps records of purchases and sales.

Portfolio Managers

Investment decisions for the Funds are made by teams of Adviser or Sub-Adviser personnel. In general, investment decisions are made by consensus and no one person is primarily responsible for making investment recommendations

Portfolio Management Team — FNB

The following people are primarily responsible for day-to-day management of the Funds advised by FNB.

Small Company Fund and Core Equity Fund

•	Randall D. Greer, CFA, Vice President, Head of Equity Strategy, Randall D. Greer joined First Investment Group in November of 2006 as Head of Equity Strategy. Randy is also head of the Equity Team that manages the First Focus Small Company and Core Equity Funds. He has over 31 years of experience beginning his career with Kirkpatrick Pettis Smith Polian in 1975 holding titles there such as President and Director. He was Chairman, President, CEO and Director of KPM Management, Chief Investment Officer and Director of Westchester Capital Management and most recently a Senior Vice President at Bridges Investment Counsel. Randy graduated from the University of Nebraska, Lincoln in 1974 with a Bachelors in Psychology and a minor in Mathematics and Computer Science. He received his MBA from the University of Florida in 1975 with a concentration in Finance and received his Chartered Financial Analyst (CFA) designation in 1980. Randy Greer served as past Director and Chair at the Durham Western Heritage Museum, has also served on the Nebraska Council on

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Economic Education, the Board of Opera Omaha, Junior Achievement and the Great Plains Girl Scouts.

•	Mark A. Wynegar, CFA, Investment Officer, Equity Portfolio Manager, Mark joined First National Bank in 1999 and is part of the team that manages the Small Company Fund. Prior to joining the Bank, he worked for five years at Westchester Capital Management where he was a Senior Securities Analyst and two years at Union Pacific Railroad as a Financial Analyst. Mark earned his Bachelor of Science degree in Business Administration with emphasis in Finance from the University of Nebraska-Lincoln in 1993. He completed the Chartered Financial Analyst program in 1997, and is a member of the CFA Society of Nebraska and the Chartered Financial Analyst Institute.

Short-intermediate Bond Fund, Income Fund, and Nebraska Tax Free Fund

•	Ron Horner, Vice President, Head of Fixed Income Strategy, Ron joined First National Bank in 2006 as the Head of Fixed Income Strategy. Ron’s previous experience includes eighteen years with Commercial Federal Bank, most recently serving over seven years as Investment Portfolio Manager and Secondary Marketing Manager. He received his Bachelor of Science degree in Business Administration from Creighton University in 1981. Ron received his Master’s degree of Business Administration from the University of Nebraska at Omaha in 1985.

•	Michael D. Hansen, CFA, Vice President, Fixed Income Portfolio Manager, Mike joined First National Bank in June of 1997 and is on the Fixed Income Team. His previous experience includes seven years with the Nebraska Investment Council. Mike received his B.S. Degree from the University of Nebraska at Lincoln in 1988 and is a Chartered Financial Analyst. Mike is a member of the CFA Institute and CFA Society of Nebraska.

•	Travis J. Nordstrom, CFA, Investment Officer, Fixed Income Portfolio Manager, Travis joined First National Bank as a securities analyst in 2000 and is currently a portfolio manager on the Fixed Income Team. Prior to joining First National, he studied financial economics on a Fulbright Scholarship and worked at Commerzbank AG, both in Frankfurt, Germany. Travis received a Bachelor of Science degree in Economics from Nebraska Wesleyan University in 1997, and a Master’s degree in Economics from the University of Nebraska - Omaha in 2006. Travis was awarded the Chartered Financial Analyst designation in 2002 and is a member of the CFA Institute and the CFA Society of Nebraska.

International Equity Fund (sub-advised by KBCAM)

•	Geoffrey Randells, Head of Equities, KBC Asset Management, Geoffrey joined KBCAM as Head of Equities in 2005. He has been managing international portfolios for fifteen years, most recently with Philips, Hager and North in Vancouver, Canada. He holds a bachelor of science in Mathematics and a Masters of Science in Statistics form Imperial College, university of London and is a fellow of the UK Institute of Actuaries.

Large Cap Growth Fund (sub-advised by Riverbridge)

•	Mark Thompson co-founded Riverbridge in July of 1987. Mr. Thompson has over 25 years experience in the financial services industry. Prior to founding Riverbridge, Mr. Thompson was employed with IDS Financial Corp. — now Ameriprise Financial Services, Inc. — where he was responsible for investment research and an associate portfolio manager of the IDS New Dimensions Fund. Mr. Thompson is a graduate of the University Of Minnesota Carlson School Of Management with a BSB in Finance. He is a member of the CFA Institute and the CFA Society of Minnesota.

•	Phil Dobrzynski, Research Analyst, is a member of the Investment Team and is responsible for securities analysis across all industry sectors. Phil brings a spectrum of financial and investment industry background and talents to Riverbridge clients. He is a Chartered Financial Analyst, a Certified Public Accountant with six years of experience in public accounting, and holds a Certified Financial PlannerTM certification. He has been an Adjunct Professor for the Financial Planning Program, Minnesota State University at Mankato. Phil joined Riverbridge Partners in May 1998. He began his career with Arthur Andersen & Company. Before joining the staff at Riverbridge Partners, Phil worked for Tyler, Simms & St. Sauveur, Certified Public Accounts, as an audit and tax

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PROSPECTUS

First Focus FundsSM (continued)

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supervisor. Phil received his BS degree in Accounting from Pennsylvania State University and his MBA from the University Of Minnesota Carlson School Of Management. Phil is a member of the CFA Institute; the CFA Society of Minnesota; the American Institute of Certified Public Accountants (AICPA); the Financial Planning Association (FPA); and the Financial Planning Association of Minnesota.

•	Dana Feick, Research Analyst, has over 21 years of experience in the financial services industry. As a member of the Investment Team, he is responsible for securities analysis across all industry sectors and for portfolio management of the Eco Leaders Portfolio. Dana joined the Riverbridge Partners team in January 1992. Dana began his investment career at IDS Financial Corporation, now Ameriprise Financial Services, Inc. He was a Research Associate in the IDS Growth Spectrum Advisors division that manages small cap funds for institutions; Dana was responsible for small cap growth stock research across all industries. Dana was also a Research Analyst for the IDS Investment Research division where he was responsible for a variety of industries. He graduated with distinction from the University Of Minnesota School Of Management where he received a BSB in finance. Dana received his Chartered Financial Analyst (CFA) certificate in 1990. Dana is a member of the CFA Institute and the CFA Society of Minnesota.

•	Rick Moulton, Research Analyst, has contributed his many talents to Riverbridge Partners since May 1991. He is a member of the Investment Team and is responsible for securities analysis and company research across all industry sectors. Rick is also a client relationship manager for Riverbridge’s institutional clients and intermediaries. Additionally, he leads the compliance, operations and trading efforts at Riverbridge and is active in marketing efforts. Rick has over 16 years of experience in the financial services industry. Prior to joining Riverbridge Partners, he worked for Dain Bosworth, Inc. as an IRA/ Margin Generalist. Rick graduated from the University Of Minnesota Carlson School Of Management where he received a BSB in Finance. Rick is a Chartered Financial Analyst. He is a member of the CFA Institute and the CFA Society of Minnesota.

•	David Webb began his career at Riverbridge in 2003 as an Investment Intern while a full time MBA student at the Carlson School of Management at the University of Minnesota. Upon his graduation, David joined the Riverbridge Investment Team as a Research Analyst. Prior to graduate school, he worked as an equity research analyst for a top-ranked research team at Robert W. Baird & Company at their headquarters in Milwaukee, Wisconsin from 2000-2003. David graduated with distinction from the University of Wisconsin at Madison with degrees in Real Estate & Urban Land Economics, and Finance, Investment, & Banking. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Minnesota.

Portfolio Management Team — Tributary

The following people are primarily responsible for day-to-day management of the Funds advised by Tributary.

Growth Opportunities Fund and the Balanced Fund

•	David C. Jordan, CFA, Senior Portfolio Manager, David develops and implements investment strategy and policy for Tributary Capital Management. David has been managing institutional and individual investment portfolios since 1982. Before joining Tributary’s staff he managed investments at the predecessors to Bank One Investment Advisors, Key Trust of the Northwest and Wells Fargo Denver. He has a bachelor’s degree in Finance from the Business School at the University of Colorado. He holds the Chartered Financial Analyst designation and is a member of the Chartered Financial Analyst Institute, as well as the Denver Society of Security Analysts.

•	Kurt Spieler, CFA, Managing Director, Kurt brings many years of investment experience to his role as Managing Director at Tributary Capital Management, LLC. This experience includes over sixteen years with the Principal Financial Group in Des Moines, Iowa, where his role expanded from a securities analyst to managing a highly successful emerging market portfolio, and then being named the Head of International Equities with responsibilities for all global offerings. Most recently, Kurt was President of his own company, Treis Capital, an asset management firm. Kurt earned his Bachelor of Business Administration-Accounting

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41
[FIRST FOCUS FUNDS LOGO]

________________________________________________________________________________

degree from Iowa State University and Master of Business Administration from Drake University. He achieved the designation of Chartered Financial Analyst in 1994 and is a member of the CFA Society of Colorado.

•	Charles Lauber, CFA, Portfolio Manager, Charles recently joined the Tributary Capital Management team. Formerly, he worked as an Investment Manager for Koesten Hirschmann & Crabtree, Inc. in the Kansas City metro area. He has over twelve years of investment experience, serving a majority of that time as a small cap and mid cap equity analyst. Charles earned his Bachelor of Business Administration degree in Finance from the McCombs School of Business at the University of Texas. In 1997, he earned his designation as a Chartered Financial Analyst from the CFA Institute. He currently follows the Technology and Healthcare sectors.

Additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund managed by that portfolio manager is available in the Statement of Additional Information (“SAI”).
Fees
FNB receives an advisory fee from the seven Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund’s average daily net assets at these annual rates:

•	Short-Intermediate Bond Fund: 0.50%

•	Income Fund: 0.60%

•	Nebraska Tax-Free Fund: 0.70%

•	Small Company Fund: 0.85%

•	Core Equity Fund: 0.75%

•	International Equity Fund: 1.00%

•	Large Cap Growth Fund: 0.90%

Tributary receives an advisory fee from the two Funds it advises. Computed daily and paid monthly, the fee is a percentage of each Fund’s average daily net assets at these annual rates:

•	Growth Opportunities Fund: 0.75%

•	Balanced Fund: 0.75%
The Advisers may choose to waive all or some of their advisory fees, which will cause a Fund’s yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.
A discussion regarding the basis for the Board of Directors’ approval of the Funds’ investment advisory agreements, including the sub-advisory agreements, is available in the semi-annual report for the period ended September 30, 2006, which is available at www.firstfocusfunds.com.
Other Service Providers
The Funds’ Board of Directors has appointed various parties to advise and administer the Funds.
Co-Administrators
Citi Fund Services, Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 53219, is Co-Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. Additionally, Tributary entered into an agreement with the Funds and Citi Distribution Services, Inc. (“Citi”) (an affiliate of the Co-Administrator), pursuant to which Citi provides additional distribution support services, to certain Funds (the “Selected Funds”), under the terms of the Citi Advisor Advantage Program (the “Program”). Tributary makes payments, out of its own resources and at no additional cost to any of the Funds or their shareholders, to Citi in return for which Citi assists in generating sales of shares of the Selected Funds. Any such Program-related compensation, however, does not change the price that an investor pays for shares of Selected Funds.
First National Bank also serves as Co-Administrator for each Fund, providing clerical compliance, regulatory, accounting and other services.
Custodian and Transfer Agent
First National in its capacity as Custodian provides for the safekeeping of the Funds’ assets except for the International Equity Fund, for which The Northern Trust Company acts as Custodian.

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42
PROSPECTUS

First Focus FundsSM (continued)

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DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Transfer Agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds’ returns to be higher than they would have been without the waiver.

Distributor

Foreside Distribution Services LLP is Distributor for the Funds.

Service Plan

The Company has adopted an Administrative Service Plan (the “Services Plan”) under which each Fund may enter into a Servicing Agreement to pay compensation to banks and other financial institutions that provide various administrative services for Shareholders (“Shareholder Servicing Agent”). Under the Services Plan, the fees will not exceed an annual rate of 0.25% of a Fund’s average daily net assets. Such Shareholder Servicing Agents may include the Advisers, their correspondent and affiliated banks, and the Administrator and its affiliates.

The Funds’ agreement with First National sets that Shareholder Servicing Agent’s service fee at the annual rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom First National provided services under the Servicing Agreement.

First National may choose to waive some or all of this fee, which will cause a Fund’s total return and yield to be higher than without the waiver.

With respect to the Company’s Balanced Fund and Growth Opportunities Fund, the Company, Tributary, and Charles Schwab & Co. (“Schwab”) have entered into an agreement pursuant to which Schwab provides certain services to those funds in connection with Schwab’s customers’ purchase of shares of the Balanced and Growth Opportunities Funds through Schwab’s platform. Under the agreement, the Company and Tributary jointly agreed to pay Schwab 0.40% of the value of the fund shares held by Schwab’s customers per month, subject to a minimum service fee. Under a separate fee apportionment agreement between Tributary and the Company, the Company pays only 0.25%; any remaining amount is paid by Tributary.

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43
PROSPECTUS

First Focus Fundssm Financial Highlights

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The following tables show you each Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. Their report, along with the Funds’ financial statements, is included in the SAI, which is available upon request.
For a Share Outstanding

		Investment Activities			Dividends to
					Shareholders from:
				Net Realized
				and		Net
				Unrealized		Realized
				Gains		Gains
	Net Asset			(Losses) on		on	Net Asset
	Value,	Net		Investments	Net	Investments	Value,
	Beginning	Investment		and Foreign	Investment	and Foreign	End of
	of Period	Income		Currency	Income	Currency	Period

Short-Intermediate Bond Fund
For the Year Ended March 31,
2007	$9.35	$0.35	(d)	$0.11	$(0.41)	$—	$9.40
2006	9.58	0.27		(0.09)	(0.41)	—	9.35
2005	10.09	0.30		(0.40)	(0.41)	—	9.58
2004	10.13	0.35		0.07	(0.46)	—	10.09
2003	9.59	0.39		0.63	(0.48)	—	10.13
Income Fund
For the Year Ended March 31,
2007	$9.52	$0.40		$0.12	$(0.41)	$—	$9.63
2006	9.79	0.35		(0.21)	(0.41)	—	9.52
2005	10.19	0.33		(0.32)	(0.41)	—	9.79
2004	10.27	0.35		0.07	(0.45)	(0.05)	10.19
2003	9.81	0.55		0.49	(0.57)	(0.01)	10.27
Nebraska Tax-Free Fund
For the Year Ended March 31,
2007	$9.64	$0.31		$0.03	$(0.31)	$(0.07)	$9.60
2006	9.90	0.33		(0.16)	(0.33)	(0.10)	9.64
2005	10.25	0.34		(0.25)	(0.34)	(0.10)	9.90
2004	10.22	0.36		0.07	(0.36)	(0.04)	10.25
2003	9.81	0.38		0.50	(0.38)	(0.09)	10.22
Balanced Fund
For the Year Ended March 31,
2007	$14.14	$0.12		$0.57	$(0.12)	$(0.02)	$14.69
2006	12.45	0.05		1.69	(0.05)	—	14.14
2005	11.62	0.08		0.83	(0.08)	—	12.45
2004	9.02	0.08		2.60	(0.08)	—	11.62
2003	9.95	0.10		(0.92)	(0.11)	—	9.02

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios/Supplemental Data

				Net
		Net Assets,		Investment
		End of	Expenses to	Income to	Expenses to
	Total	Period	Average	Average	Average	Portfolio
	Return(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets*	Turnover

Short-Intermediate Bond
For the Year Ended March 31,
2007	5.07%	$47,306	0.89%	3.78%	1.13%	70%
2006	1.95	60,992	0.84	3.11	0.98	41
2005	(0.94)	67,666	0.87	2.92	1.01	73
2004	4.25	66,563	0.75	3.14	0.98	74
2003	10.87	56,064	0.76	4.06	1.04	70
Income Fund
For the Year Ended March 31,
2007	5.66%	$64,946	0.98%	4.21%	1.19%	77%
2006	1.38	54,045	1.02	3.70	1.09	85
2005	0.13	67,645	1.04	3.60	1.11	52
2004	4.25	95,321	0.89	3.27	1.08	103
2003	10.79	75,111	0.89	4.47	1.14	82
Nebraska Tax-Free Fund
For the Year Ended March 31,
2007	3.60%	$43,589	1.03%	3.25%	1.32%	4%
2006	1.72	49,546	0.96	3.38	1.15	8
2005	0.88	72,011	1.00	3.41	1.19	5
2004	4.31	84,487	0.90	3.54	1.15	9
2003	9.03	95,181	0.90	3.71	1.18	12
Balanced Fund
For the Year Ended March 31,
2007	4.83%	$33,659	1.33%	0.84%	1.45%	60%
2006	13.96	33,518	1.35	0.35	1.35	44
2005	7.83	27,227	0.99	0.62	1.38	72
2004	29.80	28,088	1.07	0.81	1.33	74
2003	(8.19)	13,484	1.35	1.16	1.53	57

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44
PROSPECTUS

First Focus Fundssm Financial Highlights (continued)

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				Dividends to
		Investment Activities		Shareholders from:

			Net Realized		Net
			and		Realized
			Unrealized		Gains
			Gains		on
	Net Asset	Net	(Losses) on		Investments	Net Asset
	Value,	Investment	Investments	Net	and	Value,
	Beginning	Income	and Foreign	Investment	Foreign	End of
	of Period	(Loss)	Currency	Income	Currency	Period

Core Equity Fund
For the Year Ended March 31,
2007	$10.45	$0.11	$1.24	$(0.11)	$(1.36)	$10.33
2006	10.26	0.09	1.04	(0.10)	(0.84)	10.45
2005	9.67	0.09	0.96	(0.09)	(0.37)	10.26
2004	7.51	0.09	2.16	(0.09)	—	9.67
2003	9.89	0.09	(2.32)	(0.09)	(0.06)	7.51
Growth Opportunities Fund
For the Year Ended March 31,
2007	$16.12	$(0.02)	$0.81	$—	$(1.70)	$15.21
2006	15.00	(0.09)	2.95	—	(1.74)	16.12
2005	13.64	(0.06)	1.42	—	—	15.00
2004	9.53	(0.05)	4.16	— †	—	13.64
2003	12.10	(0.04)	(2.53)	—	—	9.53
Small Company Fund
For the Year Ended March 31,
2007	$20.08	$0.08	$1.77	$(0.10)	$(2.36)	$19.47
2006	17.54	0.05	3.27	(0.05)	(0.73)	20.08
2005	17.18	0.02	0.50	(0.02)	(0.14)	17.54
2004	12.38	0.07	4.80	(0.07)	—	17.18
2003	14.79	0.07	(2.41)	(0.07)	—	12.38
International Equity Fund
For the Year Ended March 31,
2007	$13.48	$0.12	$2.36	$(0.15)	$(0.60)	$15.21
2006	11.20	0.09	3.36	(0.09)	(1.08)	13.48
2005	11.23	0.05	0.83	(0.03)	(0.88)	11.20
2004	7.44	0.06	3.77	(0.04)	—	11.23
2003(c)	10.00	0.03 (d)	(2.59)	—	—	7.44

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios/Supplemental Data

					Net
					Investment
			Net Assets,		Income	Expenses to
			End of	Expenses to	(Loss) to	Average
	Total		Period	Average	Average	Net	Portfolio
	Return(a)		(000’s)	Net Assets(b)	Net Assets(b)	Assets*(b)	Turnover

Core Equity Fund
For the Year Ended March 31,
2007	13.09%		$108,580	1.22%	1.06%	1.32%	36%
2006	11.43		101,387	1.20	0.88	1.20	18
2005	11.00		105,864	1.23	0.90	1.23	11
2004	30.11		114,746	1.11	1.05	1.19	10
2003	(22.64)		95,000	1.12	1.08	1.25	13
Growth Opportunities
For the Year Ended March 31,
2007	5.31%		$70,521	1.26%	(0.15%)	1.37%	51%
2006	20.03		70,211	1.24	(0.56)	1.24	28
2005	9.97		78,371	0.99	(0.42)	1.25	47
2004	43.14		73,899	1.01	(0.44)	1.10	55
2003	(21.24)		45,622	1.08	(0.43)	1.26	62
Small Company Fund
For the Year Ended March 31,
2007	9.56%		$45,845	1.38%	0.41%	1.48%	31%
2006	19.29		48,465	1.36	0.28	1.36	15
2005	3.00		45,709	1.39	0.13	1.39	6
2004	39.47		41,641	1.12	0.47	1.38	15
2003	(15.81)		26,478	1.20	0.60	1.63	11
International Equity
For the Year Ended March 31,
2007	18.70%		$85,896	1.44%	0.97%	1.65%	49%
2006	32.12		51,495	1.51	0.85	1.61	51
2005	7.96		32,307	1.59	0.59	1.69	145
2004	51.48		23,486	1.51	0.58	1.66	103
2003(c)	(25.60	)(e)	11,496	1.61 (e)	0.52 (e)	2.21	37

Large Cap Growth Fund
The Large Cap Growth Fund will provide highlights of its financial performance after its first year of operations.

*	Ratios excluding waivers and expenses paid indirectly. Voluntary waivers may be stopped at any time.

†	Value is less than $.005.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Commenced operations on May 30, 2002.

(d)	Per share data calculated using average share method.

(e)	Net voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been (26.05)%, 2.01% and .12% respectively.

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First Focus Funds Privacy Policy

________________________________________________________________________________

Our Commitment to You

We are bound by a privacy policy that requires us to treat private information as confidential. We will continue to protect the privacy of the information you share with us. Specific procedures have been developed to safeguard your private information and comply with government standards.

Serving Your Needs

In order to open your First Focus Funds account and provide you with high quality services, we need to know certain kinds of information. We collect non-public personal information about you from the following sources:

•	Information we receive from you on applications and other forms such as your name, address, phone number, social security number and personal financial information.

•	Information about your transactions and account experience with us, such as your holdings and trades.

Safeguarding Your Information

Our privacy policy safeguards the information that you have entrusted to us. Keeping your personal information secure is one of our most important responsibilities. All of the persons and companies that we retain to deal with your account are held accountable for adhering to strict standards to prevent misuse of your personal information. We safeguard your information in the following ways:

•	Generally, access to information about you is restricted to individuals using it to maintain your account and act on your request for additional services.

•	We, and the service providers that work for us, maintain security standards and procedures designed to protect customer information and to prevent unauthorized access to such information.

•	Sharing Information With Others

In the course of conducting business and maintaining your account we may share customer information, as allowed by law, with our affiliated companies and with other service providers, including broker-dealers, custodians, transfer agents and marketing consultants. Each of these companies is required to agree to strictly safeguard the confidentiality of our customer information. There may be times when we provide information to federal, state or local authorities as required by law. We may also share information with nonaffiliated third parties if we have your consent, such as when you request it or you ask us to process a transaction that requires us to do so.

We appreciate the trust you have placed in First Focus Funds. We, in turn, respect your desire for privacy and we will work hard to keep your personal information confidential.

Not Part of the Prospectus

For more information on the Funds, ask for a free copy of the following: Statement of Additional Information (SAI). The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.
Annual/Semi-Annual Reports.
These reports describe the Funds’ performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
To obtain Information: By phone
Call 1-800-662-4203 By mail
Write to: First Focus Funds Service Center P.O. Box 219022 Kansas City, MO 64121-9022
On the web
www.firstfocusfunds.com You can review and copy information about First Focus Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov. Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102
SEC File Number 811-8846
Value. Stability. Service. P.O.Box 219022 Kansas City, MO 64121-9022
FF-PS-001-0700
Form more information on the Funds, ask for a free copy of the following:
First Focus Value. Stability. Service.

First Focus Short-Intermediate Bond Fund
First Focus Income Fund
First Focus Nebraska Tax-Free Fund
First Focus Balanced Fund
First Focus Core Equity Fund
First Focus Growth Opportunities Fund
First Focus Small Company Fund
First Focus International Equity Fund
First Focus Large Cap Growth Fund
Each an Investment Portfolio of
FIRST FOCUS FUNDS, INC.
Statement of Additional Information
August 1, 2007
This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with the Prospectus (the “Prospectus”) of First Focus Short-Intermediate Bond Fund (the “Short-Intermediate Fund”), First Focus Income Fund (the “Income Fund”), First Focus Nebraska Tax-Free Fund (the “Tax-Free Fund”), First Focus Balanced Fund (the “Balanced Fund”), First Focus Core Equity Fund (the “Equity Fund”), First Focus Growth Opportunities Fund (the “Growth Fund”), First Focus Small Company Fund (the “Small Company Fund”), First Focus International Equity Fund (the “International Fund”) and First Focus Large Cap Growth Fund (the “Large Cap Fund”), (collectively referred to as the “Funds” and singly, a “Fund”). The Prospectus for the Funds is dated August 1, 2007. The Funds are each separate investment portfolios of First Focus Funds, Inc. (the “Company”). This SAI is incorporated in its entirety into the Prospectus. No investment in Shares of a Fund should be made without first reading such Fund’s Prospectus. The financial statements and related report of the Independent Registered Public Accounting Firm included in the Funds’ annual report for the fiscal year ended March 31, 2007 are incorporated by reference into this SAI. Copies of the Prospectus or Annual Report may be obtained, free of charge, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6022, or by telephoning toll free (800) 662-4203. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION
THE COMPANY
First Focus Funds, Inc. (the “Company”), a Nebraska corporation organized on October 12, 1994, is an open-end management investment company which currently offers nine investment portfolios identified on the first page of this SAI. Each Fund, except the First Focus Nebraska Tax-Free Fund, is a diversified fund, which means that, with respect to 75% of the Fund’s total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.
INVESTMENT OBJECTIVES, POLICIES, AND RISKS
Additional Information on Portfolio Instruments
     The following policies supplement the investment objective, policies and risks of each Fund as set forth in the Prospectus for the Funds.
     Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and demand and time deposits.
     Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon its maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).
     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Funds may invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations, if (i) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (ii) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).
     The Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund, International Fund and Large Cap Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.
     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.
     Each Fund may invest in “investment grade” domestic and foreign commercial paper. For a complete explanation of “investment grade” commercial paper, please see Appendix A to this SAI. In general, investment in lower-rated instruments is more risky than investment in instruments in higher rated categories. The Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund, International Fund and Large Cap Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.
     Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund and Large Cap Fund may invest, are unsecured demand notes that permit the underlying debt to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A Fund’s investment adviser or sub-adviser (each an “Adviser” and, collectively, the “Advisers”) will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. No Fund will invest more than 5% of its assets in such securities.
     Foreign Investments. Each Fund may invest in foreign securities either directly or through the purchase of sponsored or unsponsored depository receipts, including American Depository Receipts (“ADRs”), Continental Depository Receipts (“CDRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). The Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Company Fund may each invest up to 10% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs. The Large Cap Fund may invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs. The Large Cap Fund may up to 20% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored ADRs.
     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. An “emerging country” is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.
     ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. Generally, ADRs are designed for trading in the U.S. securities market, and may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depository receipt generally bear all the costs of the unsponsored facility. Unsponsored depository receipts may be less liquid than sponsored ones, and there may be less information available regarding the underlying foreign issuer for the unsponsored depository receipt. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.
     Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic, and social developments, possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.
     Investments in emerging markets involve even greater risks such as immature economic structures and legal systems which may not be totally developed. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.
     Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Fund’s investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
     Funds that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).
     Fixed Income Securities. Each of the Funds may invest in fixed income securities. Any fixed income securities in which any of these Funds invest will be “investment grade.” For a complete explanation of “investment grade” fixed income securities, please see Appendix A to this SAI.
     U.S. Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.
     Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association (“GNMA”) and the Export Import Bank of the United States; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Home Loan Banks, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each of the Funds may invest in the obligations of such agencies or instrumentalities only when the Funds’ Advisers believe that the associated credit risk is minimal.
     Municipal Securities. The Tax-Free Fund seeks to invest at least 80% of its assets in a portfolio of “investment grade” municipal securities which generate interest income that is exempt from both federal and Nebraska state income taxes. This is a fundamental policy for the Tax-Free Fund. For a complete explanation of “investment grade” municipal securities, please see Appendix A to this SAI.
     Municipal securities are debt obligations issued by the state, its political subdivisions, municipalities, agencies and authorities issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development and other revenue bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development bonds, the proceeds of which are used for the construction, equipping, repair or improvement of privately operated industrial, commercial or office facilities, constitute municipal securities, although current federal income tax laws place substantial limitations on the size of such issues.
     The municipal securities in which the Tax-Free Fund invests consist of the respective state’s tax-exempt bonds, notes, commercial paper and participation interests in municipal leases. Tax-exempt notes and commercial paper are generally used to provide for short-term capital needs and ordinarily have a maturity of up to one year. These include notes issued in anticipation of tax revenue, revenue from other government sources or revenue from bond offerings and short-term, unsecured commercial paper, which is often used to finance seasonal working capital needs or to provide interim construction financing. Tax-exempt leases are obligations of state and local government units incurred to lease or purchase equipment or other property utilized by such governments. The Tax-Free Fund will not originate leases as a lessor, but will instead purchase a participation interest in the regular payment stream of the underlying lease from a bank, equipment lessor or other third party. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The revenues from which such bonds are paid generally constitute an obligation of the corporate entity on whose behalf the bonds are issued.
     Although the participations in municipal leases which the Tax-Free Fund may purchase (“lease obligations”) do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds and therefore may be less liquid than other municipal securities. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Tax-Free Fund will only purchase lease obligations which are rated “investment grade” by either Standard & Poor’s Corporation (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”). Each Fund will not invest more than 10% of its net investment assets in lease obligations including, but not limited to, those lease obligations which contain “non-appropriation clauses. For a complete explanation of “investment grade” municipal securities, please see Appendix A to this SAI.
     The Tax-Free Fund will only purchase lease obligations which are covered by an existing opinion of legal counsel experienced in municipal lease transactions that, as of the date of issue or purchase of each participation interest in a municipal lease, the interest payable on such obligation is exempt from both federal income tax and the relevant state’s income tax and that the underlying lease was the valid and binding obligation of the governmental issuer.
     The Tax-Free Fund also may purchase floating and variable rate demand notes from municipal and non-governmental issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax-exempt status of these obligations. The Tax-Free Fund’s Adviser will rely upon the opinion of the issuer’s bond counsel to determine whether such notes are exempt from federal and the relevant state’s income taxation. The issuer of floating and variable rate demand notes nominally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the note holders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based upon a known lending rate. The Tax-Free Fund’s Adviser will monitor the creditworthiness of the issuers of floating and variable rate demand notes. Each Fund will not invest in derivative financial instruments other than in connection with its hedging activities.
     As noted, the Tax-Free Fund invests a substantial portion of its assets in “investment grade” municipal securities. Lower quality securities involve a greater risk of default, including nonpayment of principal and interest, than investment grade securities; however, the risk of default is present in investment grade securities. Municipal securities rated in the lowest category of investment grade debt may have speculative characteristics. Investment in medium-quality debt securities (rated BBB or A by S&P or Baa or A by Moody’s) involves greater investment risk, including the possibility of issuer default or bankruptcy, than investment in higher-quality debt securities. Medium-quality municipal securities are considered to possess adequate, but not outstanding, capacities to service their obligations. An economic downturn may disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds are more likely to experience difficulty in servicing their principal and interest payment obligations than is the case with higher grade bonds. The existence of a liquid trading market for the municipal securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made for any of the municipal securities, that any market for the municipal securities will be maintained or of the liquidity of the municipal securities in any markets made. Medium-quality debt securities tend to be less marketable than higher-quality debt securities because the market is less liquid. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Tax-Free Fund may have greater difficulty selling the medium-quality debt securities in its portfolio.
     In addition, certain municipal securities in which the Tax-Free Fund invests may be subject to extraordinary optional and/or mandatory redemptions at par if certain events should occur. To the extent securities were purchased at a price in excess of the par value thereof and are subsequently redeemed at par as a result of an extraordinary redemption, the Tax-Free Fund would suffer a loss of principal.
     In addition to the foregoing, the yields on municipal securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the state’s tax-exempt obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue or issuer. The ratings of Moody’s and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, municipal securities of the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Tax-Free Fund, particular municipal securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Tax-Free Fund.
     Factors that Pertain to Nebraska. Because the Tax-Free Fund will invest substantially all of its assets in Nebraska municipal securities, the Fund is susceptible to political and economic factors affecting the issuers of Nebraska municipal securities. Because of limitations contained in the state constitution, the State of Nebraska issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government are authorized to issue bonds secured by revenue from specific projects and activities.
     Nebraska has experienced population growth from in-migration largely related to international migration to Nebraska and from natural increases (births exceeding deaths). Accompanying population growth, Nebraska’s economic growth has grown at a slow but steady pace over the past few years. Historically, the state’s economy is less cyclical than the national economy; as such, we anticipate a natural lag between a pickup in the national economic activity and a rebound in Nebraska. Non-farm payroll employment has generally been positive in recent years with the exception of slightly negative job loss in 2002 and 2003.
     Preferred Stock. The Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund, International Fund and Large Cap may each purchase shares of preferred stock. The Short-Intermediate Fund and Income Fund may each invest up to 15% of their assets, respectively, in preferred stocks. Some of the preferred stocks in which these Funds invest trade in the over-the-counter market. These “unlisted preferred stocks” generally trade at a lower volume, which may limit their liquidity.
     When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a “when-issued” or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase securities on a “when-issued” basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment on the Fund’s records. Normally, the Fund will designate portfolio securities to satisfy the purchase commitment, and in such a case, such Fund may be required subsequently to designate additional assets in order to assure that the value of the designated assets remains equal to the amount of a Fund’s commitment. Each Fund’s commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund’s liquidity and the ability of the Fund’s Adviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceeded 25% of the value of its assets. When a Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous. Each of the Funds will engage in “when-issued” delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of the Fund’s investment objectives and policies and not for investment leverage, although such transactions represent a form of leveraging.
     Mortgage Related Securities. The Tax-Free Fund, Short-Intermediate Fund, Income Fund and Balanced Fund may, consistent with their respective investment objective and policies, invest in mortgage related securities.
     Mortgage related securities, for purposes of such Funds’ Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the GNMA and government related organizations such as the FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to the Tax-Free Fund, Short-Intermediate Fund, Income Fund, and the Balanced Fund. In addition, regular payments received in respect of mortgage related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.
     The Tax-Free Fund, Short-Intermediate Fund, Income Fund and Balanced Fund may also invest in mortgage related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage related securities will be purchased by a Fund only if rated at purchase BBB or better by S&P, Baa or better by Moody’s, or the equivalent rating or better by a nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Fund’s Adviser to present attractive opportunities and to be of comparable quality.
     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. government. The FNMA is a government sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”). The FHLMC is a corporate instrumentality of the U.S. government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. government or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     As stated in the Prospectus, also included among the mortgage related securities that such Funds may purchase are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Short-Intermediate Fund, Income Fund, and Balanced Fund if: (i) the issuer has obtained an exemptive order from the Securities and Exchange Commission (“Commission”) regarding purchases by investment companies of equity interests of other investment companies, or (ii) such purchase is within the limitations imposed by Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).
     Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs, asset-backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund’s weighted average maturity, the effective maturity of such securities will be used. Depending upon the prevailing market conditions, the Funds’ Advisers may cause a Fund to purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Funds’ Advisers will consider many factors other than current yield, including the preservation of capital, maturity and yield to maturity.
     Other Asset-Backed Securities. The Short-Intermediate Fund, Income Fund and Balanced Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARs) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDs). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.
     Such securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Asset backed securities may be purchased by the Short-Intermediate Fund, Income Fund, or Balanced Fund only when rated BBB or better by S&P, Baa or better by Moody’s, or the equivalent rating or better by an NRSRO, or if unrated, considered by the Fund’s Adviser to be of comparable quality.
     Asset-backed securities held by the Short-Intermediate Fund, Income Fund or Balanced Fund arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.
     The estimated life of an asset-backed security may vary with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields. None of these Funds will invest more than 5% of its assets in such other asset-backed securities.
     Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies as permitted by the Investment Company Act of 1940. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest, may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by that Fund and, therefore, will be borne directly by shareholders.
     Income Participation Loans. The Short-Intermediate Fund, Income Fund and Balanced Fund may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.
     Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Short-Intermediate Fund, Income Fund and Balanced Fund may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to the Fund’s 5% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Company’s Board of Directors will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.
     The Short-Intermediate Fund, Income Fund and Balanced Fund will purchase income participation loans only if such instruments are, in the opinion of each Fund’s Adviser, of comparable quality to debt securities rated BBB or better by S&P, Baa or better by Moody’s, or the equivalent rating or better by an NRSRO. None of these Funds will invest more than 5% of its assets in such securities.
     Other Loans. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the lending Fund’s Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, such Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks or other institutions that the Fund’s Adviser has determined are creditworthy under guidelines established by the Company’s Board of Directors.
     Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC and/or registered broker-dealers which the applicable Fund’s Adviser deems credit-worthy under guidelines approved by the Company’s Board of Directors, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which such Fund may invest directly. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that such Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Advisers and if the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
     Reverse Repurchase Agreements. Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with such Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and that Fund’s Adviser will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to a Fund. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.
     Except as otherwise disclosed to the Shareholders of a Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Company’s Administrator, or their affiliates, and will not give preference to the Advisers’ correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.
     Illiquid Securities. Each Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities), except the International Fund may invest up to 10% of its net assets in illiquid securities. The Board of Directors has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities (“restricted securities”) exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (“Securities Act”) (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Advisers to look to such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

     Restricted securities may be sold only in privately -negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund is in a position where more than 5% (10% for the International Fund) of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, that Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 5% (10% for the International Fund) or less of the value of its net assets.
     Temporary Defensive Positions. During temporary defensive periods as determined by the Advisers, as appropriate, each Fund may hold up to 100% of its total assets in high-quality short-term obligations including domestic bank certificates of deposit, bankers’ acceptances, repurchase agreements secured by bank instruments, treasury securities, government issued securities and money market securities. To the extent that a Fund invests in these obligations, such Fund may not achieve its investment objective.
     Over-the-Counter Market. The Balanced Fund, Equity Fund, Growth Fund, Small Company Fund, International Fund and Large Cap Fund may each invest in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Any security can be traded in the over-the-counter market as long as an individual or firm is willing to make a market in the security. Because there are no minimum requirements for a company’s assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.
     Small and Medium Capitalization Companies. The Growth Fund, Small Company Fund and Large Cap Fund may invest in securities issued by companies with relatively smaller or medium capitalization. Securities issued by companies with relatively smaller market capitalizations in general present greater risks than securities issued by companies with larger market capitalization and may be subject to large, abrupt or erratic fluctuations in price due, in part, to such factors as the issuer’s dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. Therefore, the net asset value of a Fund could be influenced by such price fluctuations in the securities of small-capitalization companies held by the Fund. An emphasis on appreciation and medium-capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. These Funds will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.
Under normal market conditions, the Small Company Fund will invest at least 80% of its total assets in common stocks and securities convertible into common stocks (such as convertible bonds, convertible preferred stocks, warrants, options and rights) issued by companies having small market capitalization, as defined in the Prospectus.
Investment Restrictions
     Fundamental Restrictions
     Each Fund’s investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund’s outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION – Vote of a Majority of the Outstanding Shares”).
     Each Fund except the Tax-Free Fund will not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (i) more than 5% of the value of such Fund’s total assets would be invested in such issuer; or (ii) such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     Each of the Funds, except the International Fund, will not:
     1. Purchase any securities which would cause more than 25% of the value of a Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.
     2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund’s total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.
     3. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.
     The Tax-Free Fund, Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Small Company Fund and Large Cap Fund may not:
     1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;
     2. Engage in any short sales;
     3. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;
     4. Purchase or sell commodities or commodities contracts, unless and until disclosed in the current Prospectus of the Funds; and
     5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).
     The Growth Fund may not:
     1. Act as an underwriter or distributor of securities other than Shares of the Fund (to the extent permitted by the 1940 Act) except to the extent that the Fund’s participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund’s own portfolio may be deemed an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;
     2. Purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities); and
     3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).
     The International Fund may not:
     1. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

     For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.
     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.
     3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.
     4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
     5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Commission.
     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).
     Non-Fundamental Restrictions
     The following additional investment restrictions may be changed by the Board of Directors without the vote of a majority of the outstanding Shares of a Fund:
     Each Fund except for the International Fund may not:
     1. Purchase or otherwise acquire any securities if, as a result, more than 5% of that Fund’s net assets would be invested in securities that are illiquid.
     2. Purchase securities of other investment companies except (i) to the extent permitted by the 1940 Act and the rules, regulations and orders thereunder, or (ii) in connection with a merger, consolidation, acquisition or reorganization.
In addition, the Tax-Free Fund may not buy common stocks or voting securities.
     The Tax-Free Fund, Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund and Small Company Fund may not:
     1. Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);
     2. Purchase or retain the securities of an issuer if, to the knowledge of such Fund’s management, the officers or Directors of the Company, and the officers or Directors of First National of Nebraska, Inc., who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.
     The Growth Fund may not:
     1. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Groth Fund’s

Adviser, Tributary Capital Management LLC (“Tributary”), to save brokerage costs on average prices among them is not deemed to result in a securities trading account.);
     2. Acquire illiquid securities if, as a result of such investments, more than five percent (5%) of the Fund’s net assets (taken at market value at the time of each investment) would be invested in illiquid securities. “Illiquid securities” means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities; and
     3. Engage in any short sales.
     The International Fund may not:
     Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.
     If any percentage restriction described above (and in the Prospectus), except with respect to the limitation on borrowing, is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund’s investment in illiquid securities to exceed such Fund’s limit on its investments in such securities, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, a Fund would not be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.
     The International Fund has adopted a policy to invest at least 80% of its assets in equity securities. The International Fund will notify Shareholders 60 days prior to any change to this policy.
     Special Non-Fundamental Diversification and Concentration Policies of the Tax-Free Fund
     The Tax-Free Fund is a non-diversified Fund under the 1940 Act. This means that more than 5% of a Fund’s assets may be invested in the obligations of any issuer. The Tax-Free Fund, however, intends to comply with Subchapter M of the Internal Revenue Code (the “Code”) that limits the aggregate value of all holdings (except U.S. Government and cash items, as defined in the Code) that exceed 5% of the Fund’s total assets to an aggregate amount of 50% of such assets. Also, holdings of a single issuer (with the same exceptions) may not exceed 25% of a Fund’s total assets, nor may a Fund invest more than 25% of its assets in securities backed by assets or revenues of the same or related projects. These limits are measured at the end of each quarter. Under the Subchapter M limits, up to 50% of a Fund’s total assets may be invested in as few as two single issuers. In the event of decline of creditworthiness or default upon the obligations of one or more such issuers exceeding 5%, an investment in a Fund will entail greater risk than in a portfolio having a policy of “diversification” because a high percentage of the Fund’s assets may be invested in municipal obligations of one or two issuers. Furthermore, a high percentage of investments among few issuers may result in a greater degree of fluctuation in the market value of the assets of a Fund and consequently a greater degree of fluctuation of the Fund’s net asset value, because the Fund will be more susceptible to economic, political, or regulatory developments affecting these securities than would be the case with a portfolio composed of varied obligations of more issuers.
     In addition, because of the relatively small number of issuers of municipal securities in Nebraska, the Tax-Free Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines.
     A Fund will not invest more that 25% of its total assets in any industry. However, municipal securities backed only by the assets and revenues of non-governmental users will for this purpose be deemed to be issued by such non-governmental users, in which case the 25% limitation would apply to such obligations. Accordingly, no more than 25% of a Fund’s assets will be invested in obligations deemed to be issued by non-governmental users in any one industry.
     Over 25% of the municipal securities in a Fund’s portfolio may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility’s gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians’ confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and government agencies to limit rates, legislation establishing state rate-setting agencies expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs. Medicare reimbursements are currently calculated on a prospective basis utilizing a single nationwide schedule of rates. Prior to this nationwide approach, Medicare reimbursements were based on the actual costs incurred by the health facility. The current legislation may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program.
     Over 25% of the municipal securities in a Fund’s portfolio may derive their payment from mortgage loans. Certain of these municipal securities in a Fund may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer’s boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities, as a result of events such as the sale of the mortgaged premises, default condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption, in whole or in part, from such prepayments on mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the proceeds of the single family mortgage revenues available for the payment of the principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980, were issued under Section 103A of the Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such bonds in order for the interest on such bonds to retain its tax-exempt status. In each case the issuer of the bonds has agreed to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from federal income tax under existing laws and regulations. There can be no assurance that such ongoing requirements will be met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance.
     Certain of the municipal securities in a Fund’s portfolio may be obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under federal and state programs. Like single family mortgage revenue bends, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events.
     Over 25% of the municipal securities in a Fund’s portfolio may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved assets based. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such bonds to make payments of principal and/or interest of such bonds.
     Over 25% of the municipal securities in a Fund’s portfolio may be university and college revenue obligations. University and college revenue obligations are obligations of issuers whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems faced by such issuers include declines in the number of students, possible inability to raise tuitions and fees, the uncertainty of continued receipt of federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Portfolio Turnover
     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.
NET ASSET VALUE
     As indicated in the Prospectus, the net asset value (“NAV”) of each Fund is determined and the Shares of each Fund are priced each business day at the regularly scheduled close of trading on the New York Stock Exchange (“NYSE”) (typically 4 p.m. Eastern Time), or as of the close of the business day, whichever time is earlier. Currently, the following holidays are observed by the Funds: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     Each Fund calculates its NAV as follows:
NAV= (Value of Fund Assets) - (Fund Liabilities)
Number of Outstanding Shares
     Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Where quotations are not readily available or are deemed unreliable, the Funds’ investments are valued at fair value as determined by management in good faith using methods approved by the Directors. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Directors subject to review and determination of the appropriate price by the Company, whenever a furnished price is significantly different from the previous day’s furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.
     Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Shares of the Funds are determined as of such times. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchange at the time of NAV calculation. Occasionally, events affecting the value of securities may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management in good faith using methods approved by the Directors.
     For purposes of determining the net asset value per Share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Directors.
     A Fund’s net asset value per share will be calculated separately from the per Share net asset value of the other Funds of the Company. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Shares of the particular Fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of all of the Company’s Funds.

ADDITIONAL PURCHASE, REDEMPTION, AND EXCHANGE INFORMATION
     Purchases. Shares of the Funds are sold on a continuous basis by the Distributor, and the Shares may be purchased either directly from the Funds or through banks or certain other institutions. Investors purchasing Shares of the Funds may include officers, Directors, or employees of the Advisers or their correspondent or affiliated banks.
     Customers of First National or its correspondent or affiliated banks (collectively, the “Banks”) may purchase Shares in connection with the requirements of their qualified accounts maintained at the Banks.
     Shares of the Funds purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to Shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to their customers. A Bank will exercise voting authority for those Shares for which it is granted authority by the customer.
     The Banks and other institutions may impose particular customer account requirements in connection with investments in the Funds, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund Shares. In addition, depending on the terms of the particular account used to purchase Shares of the Funds, the Banks or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in a Fund. Investors should contact their institutions with respect to these fees and the particular institution’s procedures for purchasing or redeeming Shares. The Prospectus and this SAI should be read in conjunction with any such information received from the Banks or the institutions.
     Exchanges. If Shares are purchased through a Bank or other institution, the Shares may be exchanged only in accordance with the instructions and procedures pertaining to that account.
     Redemptions. If a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obligated to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer’s Shares of a Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.
     The Transfer Agent reserves the right to reject any signature guarantee if: (i) it has reason to believe that the signature is not genuine; (ii) it has reason to believe that the transaction would otherwise be improper; or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.
     The Company may suspend the right of redemption or postpone the date of payment for Shares of a Fund during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the Commission has by order permitted such suspension, or (iv) an emergency exists as a result of which (a) disposal by the Company of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Company to determine the fair value of its net assets.
MANAGEMENT OF THE COMPANY
Directors and Officers
     Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the Shareholders of the Company. The Company will be managed by the Directors in accordance with the laws of Nebraska governing corporations. The Board of Directors oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

     Information about the Directors and officers of the Company is set forth below:

				Number of
				Operational Portfolios
		Term of	Principal	in Fund
	Position(s)	Office and	Occupation(s)	Complex	Other
Name, Address and	Held with	Length of	During Past 5	Overseen by	Directorships
Date of Birth	the Company	Time Served	Years	Director	Held by Director
Interested Director*

Julie Den Herder 1620 Dodge Street Omaha, NE 68102 Age 46	Director/ President	Indefinite; Since 2004.	Vice President and Director of Shared Financial Services, First National of Nebraska, Inc., since November 2001.	9	None

Independent Directors

Robert A. Reed 2600 Dodge Street Omaha, NE 68131 Age: 67	Director	Indefinite; Since 1994.	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974-present).	9	None

Gary D. Parker 1620 Dodge St. Omaha, NE 68102 Age: 61	Director	Indefinite; Since 2004.	Retired.	9	None

*	As defined in the 1940 Act. Ms. Den Herder is an interested Director because she is an officer of First National of Nebraska, Inc., the parent of FNB Fund Advisers, an investment adviser for seven of the Funds.
Other Executive Officers

Principal
Name, Address and Date of	Position(s) Held	Term of Office and	Occupation(s)
Birth of Executive Officers	with Registrant	Length of Time Served	During Past 5 Years
Trent M. Statczar 3435 Stelzer Road Columbus, OH 43219 Age: 35	Treasurer	Indefinite; Since October, 2003.	Vice President of Financial Services, Citi Fund Services (1993 — present).

Rodney L. Ruehle 3435 Stelzer Road Columbus, OH 43219 Age: 39	Chief Compliance and AML Officer	Indefinite; Since October, 2003.	Vice President of CCO Services, Citi Fund Services (1995 — present).

Patrick Keniston 3435 Stelzer Road Columbus, OH 43219 Age: 43	Secretary	Indefinite; July 2007.	Counsel, Citi Fund Services (March 2005 to present); Attorney, Citigroup Global Transaction Services (October 2001 to March 2005).

Fund Committees
The Board has established the following committees:
     Audit Committee. The Board’s Audit Committee is responsible for, among other things, reviewing and recommending to the Board the selection of the Funds’ Independent Registered Public Accounting Firm, reviewing the scope of the proposed audits of the Funds, reviewing with the independent registered public accounting firm the results of the annual audits of the Fund’s financial statements and interacting with the Fund’s independent auditors on behalf of the full Board. The Audit Committee currently consists of each of the Independent Directors. The Audit Committee held two meetings during the fiscal year ended March 31, 2007.
     Nominations Committee. The Nominations Committee is responsible for screening and nominating candidates for election to the Board as Independent Directors of the Funds. The Nominations Committee is comprised of the Independent Directors of the Company. The Nominations Committee held no meetings during the fiscal year ended March 31, 2007. The Nominations Committee has adopted a Charter effective November 15, 2004. The Committee has established a policy that it will receive and consider recommendations for nomination of Independent Director candidates from other persons, including the Shareholders of the Funds. Recommendations can be submitted to: First Focus Funds, Inc., 1620 Dodge Street, Mail Stop 1071, Omaha, NE 68102, Attention: Chairman, Nominations Committee.
     In considering candidates for selection or nomination to the Board, the Nominations Committee will consider various factors, including a candidate’s education, professional experience (including experience in the insurance and mutual fund industries), the results of in-person meetings with the candidate, the views of management of the Advisers with respect to the candidate, the candidate’s other business and professional activities, and other factors that may be deemed relevant by the Nominations Committee.
     Fair Value Committee. The Board has a standing Fair Value Committee that is composed of various representatives of the Company’s service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee meets periodically, as necessary, and met 6 times in the most recently completed Company fiscal year.
     The table below sets forth the amount of Shares beneficially owned by each Director in each Fund stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000. The information below is provided as of December 31, 2006.

	Ms. Den Herder	Mr. Parker	Mr. Reed
Short-Intermediate Fund	None	None	Over $100,000
Income Fund	$10,001-$50,000	None	None
Nebraska	None	None	None
Balanced Fund	None	None	None
Equity Fund	None	None	None
Growth Fund	None	None	None
Small Company Fund	$10,001-$50,000	None	None
International Fund		None	None
Large Cap Fund *	N/A	N/A	N/A
All Funds in the Aggregate	$50,001-$100,000	None	Over $100,000
  As of July 1, 2007, the Company’s officers and Directors, as a group, owned less than 1% of the Funds’ outstanding Shares.
     No independent Director (or an immediate family member thereof) has any share ownership in securities of an investment adviser, the principal underwriter of the Funds, and any entity controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2006.

*	As of March 31, 2007 the Large Cap Fund had not commenced operations

     No independent Director (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $120,000, in an investment adviser, the principal underwriter of the Funds, or any entity controlling, controlled by or under common control with an investment adviser or the principal underwriter of the Funds (not including registered investment companies) during the two most recently completed calendar years.
     No independent Director (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds;

•	an investment adviser or the principal underwriter of the Funds,

•	an officer of an investment adviser or the principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Funds.

     The following table sets forth certain information concerning compensation paid by the Company to its Directors in the fiscal year ended March 31, 2007.

		Pension or
		Retirement
		Benefits Accrued	Estimated
	Aggregate	as	Annual	Total
	Compensation	Part of Company	Retirement	Compensation From
Name and Position	From Company	Expenses	Benefits	Company
Julie A. Den Herder	0	0	0	0
President, Director

Robert A. Reed	$9,000	0	0	$9,000
Director

Gary D. Parker	$9,000	0	0	$9,000
Director
     BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ co-administrator was re-named to Citi Fund Services Ohio, Inc. (“CFSO”) in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. (“Citi”). In addition, the Board of Trustees of the Company approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside” or “Distributor”), which assumed certain services provided by BISYS Fund Services Limited Partnership, the Funds’ former distributor. Foreside is not affiliated with Citi, CFSO or the Funds’ Adviser or Sub-Advisers.
     The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. The officers of the Company may, from time to time, serve as officers of other investment companies. CFSO (the “Administrator”) receives fees from each of the Funds for acting as administrator and the Administrator or its affiliates may receive fees from each of the Funds pursuant to the Distribution and Service Plan and the Administrative Services Plan described below. Mr. Statczar, Mr. Ruehle, and Mr. Keniston are employees of, and are compensated by, the Administrator.

Proxy Voting Policies
     The Company has delegated to its Advisers and Sub-Advisers the authority to vote proxies relating to portfolio securities owned by the Funds. The Board of Directors has reviewed and approved the policies and procedures that govern the voting of such proxies. A complete copy of those policies and procedures is attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6022, or by telephoning toll free (800) 662-4203, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisers and Sub-Advisers
     Investment advisory services are provided to the Tax-Free Fund, Short-Intermediate Fund, Income Fund, Equity Fund, Small Company Fund, International Fund and Large Cap Fund by FNB Fund Advisers (“FNB”), a division of First National Bank of Nebraska (“First National”), pursuant to the investment advisory agreement dated as of December 20, 1994 as amended as of December 5, 1995, June 4, 1996, February 14, 2005 and July 1, 2007 (the “FNB Advisory Agreement”). First National is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation, a financial services holding company. First National provides a full range of financial services to its clients, with more than 65 years of experience in trust and investment management; and serves as (i) custodian for certain First Focus Funds as more fully discussed under “Custodians” below; (ii) transfer agent for the Funds as more fully discussed under “Transfer Agent” below; and (iii) co-administrator of the First Focus Funds as more fully discussed under “Administrator” below.
     Tributary Capital Management LLC (“Tributary”) provides investment advisory services to the Growth Fund and Balanced Fund pursuant to the investment advisory agreement dated February 14, 2005 (the “Tributary Advisory Agreement”, together with the FNB Advisory Agreement, the “Master Advisory Agreements”). Tributary is a wholly owned subsidiary of First National Bank in Fort Collins, a community bank,, which is a wholly owned subsidiary of First National of Colorado, Inc, a locally owned community bank,., which is a wholly owned subsidiary of First National of Nebraska, Inc.
     Under the Master Advisory Agreements, FNB and Tributary have agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Master Advisory Agreements, the Funds, respectively, pay a fee equal to the lesser of (i) a fee computed daily and paid monthly, at the following annual rates of the average daily net assets of that Fund:

Fund	Fee Paid to FNB	Fee Paid to Tributary
Short-Intermediate Fund	0.50%
Income Fund	0.60%
Tax-Free Fund	0.70%
Balanced Fund		0.75%
Equity Fund	0.75%
Growth Fund		0.75%
Small Company Fund	0.85%
International Fund	1.00%
Large Cap Fund	0.90%
or, (ii) such other fee as may be agreed upon from time to time in writing by the Company and an Adviser. FNB or Tributary may periodically voluntarily reduce all or a portion of their advisory fees with respect to any Fund, which reduction would increase the net income of that Fund available for distribution as dividends.
     Investment sub-advisory services are provided to the International Fund by KBCAM pursuant to the Investment Sub-Advisory Agreement dated April 15, 2002 (the “KBCAM Sub-Advisory Agreement”). KBCAM is wholly-owned by KBC Asset Management Limited, an investment management operation,, which is a wholly-owned subsidiary of KBC Asset Management N.V., a financial services group.
     Under the KBCAM Sub-Advisory Agreement, KBCAM has agreed to provide investment sub-advisory services for the International Fund as described in the Prospectus. For the services provided and expenses assumed pursuant to the KBCAM Sub-Advisory Agreement, FNB pays KBCAM a fee equal to . 05% of the average daily net assets of the International Fund.

     Investment sub-advisory services are provided to the Large Cap Growth Fund by Riverbridge Partners, LLC (“Riverbridge,” together with KBCAM, FNB and Tributary, the “Advisers”), pursuant to the Investment Sub-Advisory Agreement between FNB and Riverbridge effective July 1, 2007 (the “Riverbridge Sub-Advisory Agreement,” collectively with the KBCAM Sub-Advisory Agreement and the Master Advisory Agreements, the “Advisory Agreements”).
     Under the Riverbridge Sub-Advisory Agreement, Riverbridge has agreed to provide investment sub-advisory services for the Large Cap Fund as described in the Prospectus. For the services provided and expenses assumed pursuant to the Riverbridge Sub-Advisory Agreement, FNB pays Riverbridge a fee computed daily and paid quarterly, at the annual rate of 0.45% of the average daily net assets of the Large Cap Fund.
     Set forth below are the advisory fees, net of fee waivers, FNB earned for the three previous fiscal years ended March 31:
Fiscal Year Ended March 31, 2005:

	Advisory fees
Fund	(net of fee waivers)	Fee Waivers
Short-Intermediate Fund	$241,587	$93,950
Income Fund	$415,871	$54,927
Tax-Free Fund	$387,364	$144,313
Equity Fund	$812,910	-0-
Small Company Fund	$374,686	-0-
International Fund	$246,863	$27,429
Fiscal Year Ended March 31, 2006:

	Advisory fees
Fund	(net of fee waivers)	Fee Waivers
Short-Intermediate Fund	$320,441	$89,723
Income Fund	$363,586	$42,418
Tax-Free Fund	$432,211	$117,315
Equity Fund	$772,076	-0-
Small Company Fund	$389,294	-0-
International Fund	$390,058	$39,007
Fiscal Year Ended March 31, 2007:

	Advisory fees
Fund	(net of fee waivers)	Fee Waivers
Short-Intermediate Fund	$264,651	$123,984
Income Fund	$359,775	$129,719
Tax-Free Fund	$319,258	$131,137
Equity Fund	$783,408	$106,622
Small Company Fund	$401,133	$46,778
International Fund	$664,683	$138,324
Large Cap Fund *	N/A	N/A
Set forth below are the advisory fees, net of fee waivers, Tributary earned for the three previous fiscal periods ended March 31:
Fiscal Year Ended March 31, 2005:

	Advisory fees
Fund	(net of fee waivers)	Fee Waivers
Growth Fund	$368,486	$198,737
Balanced Fund	$89,126	$98,385

*	As of March 31, 2007 the Large Cap Fund had not commenced operations.

Fiscal Year Ended March 31, 2006:

	Advisory fees
Fund	(net of fee waivers)	Fee Waivers
Growth Fund	$551,757	-0-
Balanced Fund	$225,557	-0-
Fiscal Year Ended March 31, 2007:

Fund	Advisory fees	Fee Waivers
Growth Fund	$528,063	$82,196
Balanced Fund	$245,196	$38,241
Unless otherwise terminated, the Advisory Agreements remain in effect from year to year for successive annual periods ending on June 30 if, as to each Fund, such continuance is approved at least annually by the Company’s Board of Directors or by vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION” in the SAI), and a majority of the Directors who are not parties to the particular Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a Fund at any time on 60 days’ written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by the Advisers. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.
     The Advisory Agreements provide that the Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of an Adviser in the performance of its duties, or from reckless disregard by an Adviser of its duties and obligations thereunder.
     Charles Schwab & Co., Inc. (“Schwab”) provides services to the Growth Fund and Balanced Fund pursuant to a Services Agreement dated April 17, 2006 between Schwab, the Company and Tributary, and pursuant to an Operating Agreement dated April 17, 2006 between Schwab and the Company (collectively the “Schwab Agreements”). Under the Schwab Agreements, Schwab has agreed to provide the Growth Fund and Balanced Fund services in connection with such Funds’ participation in Schwab’s Mutual Fund Marketplace, including record maintenance, shareholder communication and related services. For the services provided pursuant to the Schwab Agreements, the Company and Tributary pay Schwab a fee computed daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of the Shares of the Growth Fund and Balanced Fund held in Schwab’s customers’ accounts, subject to a minimum charge. Under a Fee Apportionment Agreement dated July 20, 2007 between the Company and Tributary, the Company has agreed to pay 62.5% of such fee, and Tributary has agreed to pay 37.5%, provided that in no event will the Company pay more than 0.25% the average daily net assets of the Shares of the Growth Fund and Balanced Fund held in Schwab’s customers’ accounts for such services.
Portfolio Transactions
     Pursuant to the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Directors and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers to execute such Fund’s portfolio transactions. Purchases and sales of fixed income debt securities acquired for the Short-Intermediate Fund and Balanced Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of other portfolio securities for the Funds generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market may take the form of principal transactions with dealers, or may involve the payment of negotiated brokerage commissions.
     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisers may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Advisers and does not reduce the advisory fees payable to the Advisers by the Funds. Such information may be useful to the Advisers in serving a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisers in carrying out their obligations to each of the Funds. The Advisers may authorize a Fund to pay a commission in excess of the commission another broker-dealer would have charged if the Advisers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed either in terms of that particular transaction or the Advisers’ overall responsibilities to the accounts they manage.
     While the Advisers generally seek competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the three previous fiscal years ended on March 31, the Funds paid the following brokerage commissions on their respective total transactions:
Fiscal Period Ended March 31, 2005:

Fund	Brokerage Commissions	Total Transactions
Balanced Fund	$33,667	$24,069,771
Equity Fund	$50,331	$38,698,716
Growth Fund	$118,910	$75,658,765
Small Company Fund	$19,406	$9,477,739
International Fund	$116,174	$81,362,436
Fiscal Period Ended March 31, 2006:

Fund	Brokerage Commissions	Total Transactions
Balanced Fund	$24,790	$18,192,220
Equity Fund	$66,442	$49,102,820
Growth Fund	$75,489	$59,531,412
Small Company Fund	$33,226	$17,024,174
International Fund	$37,469	$45,410,384
Fiscal Period Ended March 31, 2007:

Fund	Brokerage Commissions	Total Transactions
Balanced Fund	$30,570	$25,004,427
Equity Fund	$98,617	$78,540,679
Growth Fund	$95,810	$78,874,288
Small Company Fund	$59,432	$35,318,310
International Fund	$63,270	$85,404,553
Large Cap Fund *	N/A	N/A
During the fiscal year ended March 31, 2007, the Funds did not direct brokerage transactions to brokers because of research services provided.
     The Funds do not participate in directed brokerage arrangements with the Distributor. However, in the future, each Fund may determine to participate in directed brokerage arrangements with other brokers. Through directed brokerage arrangements, an Adviser may, consistent with its obligation to obtain best execution, elect to direct a portion of a Fund’s brokerage to certain brokers.
     Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Company will not, on behalf of any of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Distributor, or their affiliates, and will not give preference to the Advisers’ correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.
     Investment decisions for each Fund are made independently from those for the other Funds of the Company, any other investment company or account managed by the Advisers. Any such other fund, investment company or account may also invest in the same

*	As of March 31, 2007 the Large Cap Fund had not commenced operations.

securities as the Company. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Advisers believe to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreements, in making investment recommendations for each of the Funds, the Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Company is a customer of the Advisers, their parent or subsidiaries or affiliates and, in dealing with its customers, the Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.
Portfolio Holdings
     Portfolio holdings information for the Funds may be made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)	the Funds’ service providers (including the Funds’ Custodian, Administrator, fund accountant, financing agents, pricing services and certain others (such as auditors, proxy voting services and securities lending agents) necessary for the Funds’ day-to-day operations) (“Service Providers”); and

(2)	certain non-service providers including ratings agencies and other qualified financial professionals (such as Lipper Analytical Services, Moody’s Investors Service, Morningstar, Standard & Poor’s Rating Service and Thomson Financial) for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation) (“Non-Service Providers”). Generally, if provided, such information will be provided to Non-Service Providers on a monthly and quarterly basis with a five-to-fifteen day lag.

     Presently, the only arrangement under which the Funds provide non-standard disclosure is with its Administrator, for Fund accounting purposes, under which the Administrator receives each Fund’s trade information electronically on the trade date to facilitate calculation of each Fund’s net asset value.
     Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:
(1)	the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(2)	the recipient signs a written Confidentiality Agreement. Persons and entities unwilling to execute an acceptable Confidentiality Agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Funds’ Disclosure Policies; or

(3)	the recipient provides assurances of its duty of confidentially by such means as certification as to its policies’ adequacy to protect the information that is disclosed.
     Neither the Funds nor any Service Provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be made available to such third parties:

–	by providing a copy of the Fund’s latest annual or semi-annual report or the Fund’s latest Form N-Q,

–	in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or

–	when the Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed.

     Such disclosures shall be authorized by the Funds’ President or Treasurer and shall be reported periodically to the Board. In no event shall such information be disclosed for compensation.

     Each Fund’s portfolio holdings disclosure policy is subject to periodic review by the Board of Directors. In order to help ensure that each Fund’s portfolio holdings disclosure policy is in the best interests of Fund Shareholders as determined by the Board, the Funds Chief Compliance Officer (“CCO”) provides an annual report to the Board on such disclosure. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of Shareholders and those of an Adviser, principal underwriter or any affiliate of the Fund, an Adviser or principal underwriter will be reported to the Board for appropriate action.
     Portfolio Managers
     Randall Greer and Mark A. Wynegar have responsibility for managing the Small Company Fund; Mr. Greer is responsible for managing the Core Equity Fund; Michael D. Hansen, Ron Horner and Travis J. Nordstrom share responsibility for managing the Short-Intermediate Fund, Income Fund, and Tax-Free Fund; Geoffrey Randells is responsible for managing the International Fund and David C. Jordan, Kurt Speiler and Charles Lauber share responsibility for managing the Balanced Fund and Growth Fund. Mark Thompson, Phil Dobrzynski, Dana Feick, Rick Moulton and David Webb share responsibility for managing the Large Cap Growth Fund.
     Other Accounts Managed. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. The following table provides certain information, as of March 31, 2007, regarding these other accounts.

			Number of	Total Assets
			Accounts	of Accounts
		Total	Paying a	Paying a
	Number of	Assets of	Performance	Performance
Name of Manager	Accounts	Accounts	Fee	Fee
Randall Greer Registered investment companies	1	$111M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	17	$46M	0	0
Mark A. Wynegar Registered investment companies	1	$46M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	71	$118M	0	0
Michael D. Hansen Registered investment companies	3	150M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	24	$210M	0	0
Travis J. Nordstrom Registered investment companies	3	$150M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	18	$160M	0	0
Ronald Horner Registered investment companies	3	$150M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	10	$1,211M	0	0
Geoffrey Randells Registered investment companies	1	$99.7m	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0
David C. Jordan Registered investment companies	3	$120M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	60	$163M	0	0
Kurt Speiler
Registered investment companies	3	$120M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	197	$200M	0	0
Charles Lauber
Registered investment companies	3	$120M	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	5	$200M	0	0

			Number of	Total Assets
			Accounts	of Accounts
		Total	Paying a	Paying a
	Number of	Assets of	Performance	Performance
Name of Manager	Accounts	Accounts	Fee	Fee
Mark Thompson* Registered investment companies	2	$159.3M	0	0
Other pooled investment vehicles	1	$22.9M	0	0
Other accounts	85	$816M	3	6.5M
Phil Dobrzynski* Registered investment companies	2	$159.3M	0	0
Other pooled investment vehicles	1	$22.9M	0	0
Other accounts	85	$816M	3	6.5M
Dana Feick* Registered investment companies	2	$159.3M	0	0
Other pooled investment vehicles	1	$22.9M	0	0
Other accounts	85	$816M	3	6.5M
Rick Moulton* Registered investment companies	2	$159.3M	0	0
Other pooled investment vehicles	1	$22.9M	0	0
Other accounts	85	$816M	3	6.5M
David Webb* Registered investment companies	2	$159.3M	0	0
Other pooled investment vehicles	1	$22.9M	0	0
Other accounts	85	$816M	3	6.5M

*	All Riverbridge Partners accounts are team managed.
     Conflicts of Interests. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another. The Fund does not believe that any material conflicts are likely to arise out of these portfolio managers oversight of the other accounts. Those accounts are managed relative to different benchmarks and different investment policies which can result in performance variations, but none reported a conflict of interest in investment strategy, asset allocation, or in any other manner. In addition, the Advisers have policies and procedures, enforced by the Advisers’ respective compliance departments, designed to address potential conflicts of interest relating to the allocation of investment opportunities by its managers. Further, the Funds’ and the Advisers’ respective Codes addresses potential conflicts of interest and require access persons to obtain pre-clearance before acquiring beneficial ownership of Fund securities issued pursuant to an initial public offering or a limited offering. .
     Compensation. Each portfolio manager receives a fixed salary based upon experience and market value. Participation in each adviser’s defined contribution (401k) plan is voluntary. Each portfolio manager is eligible to receive a bonus. Bonuses are paid yearly and are calculated as a percentage of base salary and are dependent upon Fund pre-tax performance versus that Fund’s benchmark. Mr. Jordan and Ms. Boskovich’s bonuses are based on investment performance of the funds they manage and financial performance of Tributary Capital Management LLC (“Tributary”). Their bonuses are calculated as a percentage of Tributary’s income. Fund performance for the purpose of calculating Mr. Jordan’s and Ms. Boskovich’s bonuses is measured against the Morningstar category that is comparable to the relevant fund. Riverbridge has three levels of compensation for investment team members. Investment team members are compensated with a base compensation believed to be industry competitive relative to their level of responsibility. The second level of compensation is predicated on the overall performance of the investment team and their individual contributions to the team. Riverbridge’s Chief Investment Officer makes a qualitative evaluation of the performance of the individual team member that contemplates contributions made for the current year and considers contributions made during the course of the last several years. Evaluation factors include but are not limited to the performance of the fund and other accounts managed relative to expectations for how those funds should have performed, given their objective, policies, strategies and limitations, and the market environment during the measurement period. Fund performance, on a pre-tax basis, is measured against the S&P 500, Russell 1000 Growth and Russell 1000 indices; however, fund and Riverbridge composite performance is not based on the value of assets held in the portfolio strategy, but rather rates of return. Additional factors considered include quality of research conducted, contributions made to the overall betterment of the Investment Team and contribution to the betterment of the firm. The actual variable compensation may be more or less than the target amount, based on how well the individual satisfies the objectives stated above. The third level of compensation is ownership in the firm. Additionally, Riverbridge has also adopted a 401(k) Safe Harbor Plan that allows employees to contribute the maximum allowable by law. Generally, all employees are eligible to participate in the plan. Riverbridge matches annually the employee’s contribution in the amount equal to 100% of the first 3% of each employee’s contribution and 50% of the next 2%.

     Ownership of Fund Shares. The table below sets forth, as of March 31, 2007, the dollar range of Shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager, in one of the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

PORTFOLIO MANAGER	DOLLAR RANGE
Randall Greer	over $1,000,000
Mark A. Wynegar	$50,001-$100,000
Michael D. Hansen	$10,001-$50,000
Travis J. Nordstrom	$1-$10,000
Ronald Horner	$10,001-$50,000
Geoffrey Randells	$0
David C. Jordan	$0
Kurt Speiler	$10,001-$50,000
Charles Lauber	$0
Mark Thompson	$0
Phil Dobrzynski	$0
Dana Feick	$0
Rick Moulton	$0
David Webb	$0
Banking Regulations
     Prior to November, 1999, various judicial and administrative interpretations had interpreted Federal law, including the Federal Glass-Steagall Act, as limiting the mutual fund activities of certain banks and bank holding companies. The Gramm-Leach-Bliley Financial Modernization Act was passed in November, 1999 and effectively repeals the Glass-Steagall Act.
First National and Tributary each believe that they possessed, prior to the repeal of the Glass-Steagall Act, and continue to possess, the legal authority to perform the services for each of the Funds as described in: (i) the Prospectus, (ii) this SAI, and (iii) the Master Advisory Agreements; and with respect to First National only, (x) the Custodian Agreement, (y) the Servicing Agreement, and (z) the First National Co-Administration Agreement, without violation of applicable statutes and regulations. First National and Tributary have each been advised by their respective counsel that counsel believes that such laws should not prevent them from providing the services required of them under these agreements. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict First National or Tributary, as the case may be, from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by First National or Tributary, the Board of Directors of the Company would review the Company’s relationship with First National and/or Tributary, as the case may be, and consider taking all action necessary in the circumstances.
Co-Administrators
     CFSO, located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, serves as co-administrator to each Fund pursuant to the Co-Administration Agreement between the Administrator and the Company dated October 1, 2006 (the “CFSO Co-Administration Agreement”). First National along with the Administrator, each a “Co-Administrator”) serves as co-administrator to the Funds pursuant to the Co-Administration Agreement between the Company and First National dated October 1, 2006 (the “First National Co-Administration Agreement” and along with the CFSO Co-Administration Agreement, the “Co-Administration Agreements”). The Administrator and its affiliates provide administration and distribution services to other investment companies. Unless otherwise terminated as provided therein, each Co-Administration Agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods ending on September 30.
     Under the CFSO Co-Administration Agreement, the Administrator has agreed to provide office space, facilities, equipment and personnel; prepare and file the annual update to the Company’s registration statement, other amendments to the Company’s registration statement, and supplements to its prospectus and statement of additional information; prepare and file timely notices required pursuant to Rule 24f-2 under the 1940 Act and semi-annual reports on Form N-SAR and N-CSR; coordinate and supervise the preparation and filing of tax returns; prepare materials necessary to register the securities of the Funds pursuant to state securities laws; calculate the income and expense accruals of the Funds; calculate daily net asset values and income factors of the Funds; maintain general and auxiliary ledgers; prepare financial statements; coordinate the printing and distribution of prospectuses, supplements, proxy materials and reports to Shareholders; coordinate the solicitation and tabulation of proxies in connection with Shareholder meetings; maintain each Funds’ expense accruals and control disbursements; obtain, maintain and file the Funds’ fidelity bond required by the Act; assist in developing compliance procedures for each Fund, and provide compliance monitoring services incorporating certain of those procedures, including, among other matters, compliance with each Fund’s investment objective, defined investment policies and restrictions, and tax diversification, distribution and income requirements; monitor each Fund’s status as a regulated investment company under Subchapter M of the Code, as amended; and generally assist in each Fund’s administrative operations.
     For the performance of the co-administrative services, the Company pays the Administrator a fee based on each Fund’s average value of its daily net assets as follows:

Asset Level	Fee Rate
First $600 million	0.08%
$600 - $800 million	0.06%
Over $800	0.04%
     Under the CFSO Co-Administration Agreement, the Company pays the Administrator a minimum annual complex fee equal to the number of Funds multiplied by $30,000, or approximately $270,000. The minimum fee increases or decreases if Funds are added to or deleted from the Fund complex. Additionally, the Company pays the Administrator $15,000 per year for providing an employee to serve as the Company’s AML Compliance Officer.
     The following table shows the net administration fees, and fees waived, during the last three fiscal years:
FEES PAID TO CFSO AS CO-ADMINISTRATOR

	Year Ended		Year Ended		Year Ended
	March 31, 2005		March 31, 2006		March 31, 2007
	Net	Fees	Net	Fees	Net	Fees
Fund	Fees	Waived	Fees	Waived	Fees	Waived
Short-Intermediate Fund	$100,662	-0-	$60,044	-0-	$79,396	-0-
Income Fund	$117,701	-0-	$77,674	-0-	$89,944	-0-
Tax-Free Fund	$113,932	-0-	$94,954	-0-	$68,413	-0-
Balanced Fund	$37,503	-0-	$16,163	-0-	$49,040	-0-
Equity Fund	$162,583	-0-	$102,296	-0-	$156,682	-0-
Growth Fund	$113,446	-0-	$53,497	-0-	$105,613	-0-
Small Company Fund	$66,122	-0-	$31,146	-0-	$70,788	-0-
International Fund	$41,144	-0-	$13,894	-0-	$99,703	-0-
Large Cap Fund *	N/A	N/A	N/A	N/A	N/A	N/A
     Under the First National Co-Administration Agreement, First National has agreed to assist the Administrator in the supervision of all aspects of the operations of the Funds except those performed by the Distributor, Transfer Agent, accountant, and Advisers of the Funds; serve as on-site liaison between the Company and the other service providers; furnish statistical and research data; assist the Administrator in the preparation of compliance filings pursuant to state securities laws; assist the Administrator in the preparation, mailing, and filing of the Fund’s annual and semi-annual reports to Shareholders; assist the Administrator in the preparation and distribution of proxy statements and related documents; and provide support for meetings of the Board of Directors of the Company. For the performance of these co-administrative services, the Company pays First National a fee of 0.07% of the Fund’s average daily net asset value.
     The following table shows the net administration fees, and fees waived under the First National Co-Administration Agreement, during the last three fiscal years:
FEES PAID TO FIRST NATIONAL AS CO-ADMINISTRATOR

	Year Ended		Year Ended		Year Ended
	March 31, 2005		March 31, 2006		March 31, 2007
	Net	Fees	Net	Fees	Net	Fees
Fund	Fees	Waived	Fees	Waived	Fees	Waived
Short-Intermediate Fund	$100,662	0	$96,133	0	$79,396	0
Income Fund	$117,701	0	$90,896	0	$89,944	0
Tax-Free Fund	$113,932	0	$92,617	0	$68,413	0

*	As of March 31, 2007 the Large Cap Fund had not commenced operations.

	Year Ended		Year Ended		Year Ended
	March 31, 2005		March 31, 2006		March 31, 2007
	Net	Fees	Net	Fees	Net	Fees
Fund	Fees	Waived	Fees	Waived	Fees	Waived
Balanced Fund	$37,503	0	$45,111	0	$49,040	0
Equity Fund	$162,583	0	$154,416	0	$156,682	0
Growth Fund	$113,446	0	$110,352	0	$105,613	0
Small Company Fund	$66,122	0	$68,699	0	$70,788	0
International Fund	$41,144	0	$58,509	0	$99,703	0
Large Cap Fund *	NA	NA	NA	NA	NA	NA
     The Administrator provides compliance services to the Company pursuant to the Compliance Services Agreement dated October 5, 2004, as amended (the “Compliance Agreement”). Under the Compliance Agreement, the Administrator designates one of its employees to serve as the Company’s CCO, assists the Company in developing and implementing a compliance program, and otherwise assists in preparing reports to the Board in connection with compliance review. As compensation for providing such services pursuant to the Compliance Agreement, the Company pays the Administrator an annual fee of $100,000, adjusted annually by the percentage increase in consumer prices for services.
Expenses
     Each of the Master Advisory Agreements provide that if total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, FNB or Tributary, as applicable, will reimburse that Fund by the amount of such excess in proportion to its respective fees. As of the date of this SAI, the Funds are not aware of any state imposed expense limitation applicable to the Funds. Fees imposed upon customer accounts by FNB or Tributary or their affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.
     The Advisers and the Administrator each bear all expenses in connection with the performance of their services as investment advisers and administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for a Fund. Each Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; fees and expenses of the Directors of the Company; Commission fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Administrator, Custodian and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company’s existence; costs of Shareholders’ and Directors’ reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in a Fund’s operation.
Distributor
     The Company and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement dated August 1, 2007, (the “Distribution Agreement”). whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Prior to its acquisition by Foreside Distributors LLC on August 1, 2007, the Distributor was known as BISYS Fund Services, Limited Partnership. (“BISYS”) Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor has no obligation to sell any specific quantity of Fund shares. Unless otherwise terminated, the Distribution Agreement has an initial term of two years and thereafter will remain in effect from year to year for successive annual periods ending on September 30 if approved at least annually (i) by the vote of a majority of the Company’s Board of Directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Company’s Board of Directors or the vote of a majority of the outstanding Shares of the Company. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.
     The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. If applicable to a class of the Company’s Shares as described below, the Distributor may receive distribution fees from certain of the Funds as authorized by the Distribution and Service Plan described below.
     Under a Distribution Services Agreement dated August 1, 2007, between FNB and the Distributor, FNB agrees that if the Company is not authorized to compensate and reimburse the Distributor in full for its services in accordance with the Distribution

*	As of March 31, 2007 the Large Cap Fund had not commenced operations.

Agreement, FNB will compensate and reimburse the Distributor to the extent that the Company is not so authorized. To date, FNB has not compensated the Distributor under the terms of this agreement or its predecessor agreement dated October 1, 2006.
     Citi Distribution Services, Inc. (“Citi Distribution”) provides distribution support services to the Company pursuant to the Distribution Support Agreement dated March 26, 2007 between Citi Distribution, the Company and Tributary (the “Support Agreement”). Pursuant to the Support Agreement, Citi may designate one or more of the Funds for inclusion in the Citi AdvisorAdvantage program (the “Citi Program”). Through the Citi Program, Citi will use commercially reasonable efforts to generate sales of such designated Funds through custody and/or trading platforms offered by select NASD registered broker-dealers and others. In connection with the Citi Program, Citi will provide the Funds one or more representatives dedicated to the distribution of funds (including the designated Funds) in the Citi Program, marketing and sales development support, a dealer service liaison and monthly sales reports. For the services provided pursuant to the Support Agreement, Tributary pays Citi Distribution 0.30% of the aggregate net asset value of all gross sales of Funds participating in the Citi Program that are attributed to brokers, dealers, advisors and other parties that have an address in a state located east of the Mississippi River or anywhere in Minnesota.
     Distribution and Service Plan
     The Company has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund, except the International Fund is authorized to make payments to banks, including First National, other institutions, the Distributor, and broker-dealers, (with all of the foregoing organizations being referred to as “Participating Organizations”) for providing distribution or Shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes each Fund, except the International Fund, to make payments with respect to certain classes of Shares in an amount not in excess, on an annual basis, of 0.25% of the average daily net assets of that Fund. As of the date of this SAI, the Company has no class of Shares outstanding to which the Plan is applicable.
     Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of Shares of the Funds as determined by the Board of Directors. Such activities could include advertising; compensation for sales and sales marketing activities of financial services agents and others, such as dealers or distributors; Shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Any payments under the Plan would not be tied exclusively to actual distribution and service expenses, and the payments could exceed distribution and service expenses actually incurred.
     As required by Rule 12b-1, the Plan was approved by the sole Shareholder of each of the Funds and by the Board of Directors, including a majority of the Directors who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Directors”). The Plan may be terminated as to a Fund by vote of a majority of the Independent Directors, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Directors will, if the Plan issues shares applicable to the Plan, review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Directors who are not interested persons of the Company shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of the majority of the outstanding Shares of any of the Funds. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Directors, and (ii) by a vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.
     The Board of Directors of the Company believes that the Plan, if activated, would be in the best interests of each Fund since it would encourage growth of a Fund. As a Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.
Administrative Services Plan

     As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the “Services Plan”) under which each Fund is authorized to pay certain financial institutions, including First National, its correspondent and affiliated banks, and the Distributor (each a “Service Organization”), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in a Fund, such as processing dividend and distribution payments from the Funds on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Funds, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Funds pursuant to specific or pre-authorized instructions. Payments to Service Organizations are made pursuant to Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Services Plan has been approved by the Board of Directors of the Company, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the “Disinterested Directors”). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Directors shall be committed to the discretion of the Company’s Disinterested Directors. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Directors, including a majority of the Disinterested Directors.
     As authorized by the Services Plan, the Company has entered into a Servicing Agreement with First National pursuant to which First National has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by First National; (v) providing subaccounting with respect to the Shares beneficially owned by First National’s customers or the information necessary for subaccounting; (vi) if required by law, forwarding Shareholder communications from a Fund (such as proxies, Shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or preauthorized instructions. In consideration of such services, the Company, on behalf of each Fund, except the Growth Fund may pay First National a monthly fee, computed at the annual rate of 0.25% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom First National has provided services under the Servicing Agreement. The following table shows the net fees paid to First National pursuant to the Services Plan, and the fees waived, during the last three fiscal years:
ADMINISTRATIVE SERVICES PLAN FEES
PAID TO FIRST NATIONAL

	Year Ended		Year Ended		Year Ended
	March 31, 2005		March 31, 2006		March 31, 2007
	Net	Fees	Net	Fees	Net	Fees
Fund	Fees	Waived	Fees	Waived	Fees	Waived
Short-Intermediate Fund	$67,107	-0-	$64,088	-0-	$102,811	-0-
Income Fund	$78,465	-0-	$60,597	-0-	$123,063	-0-
Tax-Free Fund	$75,953	-0-	$61,744	-0-	$90,089	-0-
Balanced Fund	$25,001	-0-	$30,074	-0-	$70,934	-0-
Equity Fund	$108,387	-0-	$102,943	-0-	$211,075	-0-
Growth Fund	$75,629	-0-	$73,567	-0-	$152,604	-0-
Small Company Fund	$44,080	-0-	$45,799	-0-	$93,070	-0-
International Fund	$27,429	-0-	$39,006	-0-	$138,322	-0-
Large Cap Fund *	N/A	N/A	N/A	N/A	N/A	N/A

*	As of March 31, 2007 the Large Cap Fund had not commenced operations.

     In addition, the Company, on behalf of a Fund, may enter into, from time to time, other Servicing Agreements with other Service Organizations pursuant to which such Service Organizations will provide similar services as those discussed above.
Custodians
     First National (the “Custodian”), 1620 Dodge Street, Omaha, Nebraska 68197, in addition to serving as an Adviser and Transfer Agent to the Funds identified above, also serves as custodian to each of the Funds, except the International Fund, pursuant to the Custodian Agreement dated December 20, 1994 and amended December 5, 1995, June 4, 1996 February 3, 1998, and July 1, 2007 (the “Custodian Agreement”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund’s investments. In consideration of such services, each Fund pays the Custodian a fee, computed daily and paid monthly, at the annual rate of .03% of such Fund’s average daily net assets.
     The Northern Trust Company (the “International Custodian”), located at 50 South LaSalle Street, Chicago, Illinois 60675, serves as custodian to the International Fund pursuant to the Custody Agreement dated April 15, 2002, (the “International Custodian Agreement”). The International Custodian’s responsibilities include safeguarding and controlling the International Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest on the Fund’s investments. In consideration of such services, the International Fund pays the International Custodian a fee, computed daily and paid monthly, at the annual rate of 0.065% of the Fund’s average daily net assets. The following table shows the net custody fees, and fees waived, during the last three fiscal years:
CUSTODY FEES

	Year Ended		Year Ended		Year Ended
	March 31, 2005		March 31, 2006		March 31, 2007
	Net	Fees	Net	Fees	Net	Fees
Fund	Fees	Waived	Fees	Waived	Fees	Waived
Short-Intermediate Fund	$20,133	-0-	$19,226	-0-	$15,879	-0-
Income Fund	$23,540	-0-	$18,179	-0-	$17,988	-0-
Tax-Free Fund	$22,786	-0-	$18,523	-0-	$13,682	-0-
Balanced Fund	$7,501	-0-	$9,022	-0-	$9,808	-0-
Equity Fund	$32,517	-0-	$30,882	-0-	$31,336	-0-
Growth Fund	$22,689	-0-	$22,070	-0-	$21,122	-0-
Small Company Fund	$13,224	-0-	$13,739	-0-	$14,157	-0-
International Fund	$16,241	-0-	$25,353	-0-	$43,204	-0-
Large Cap Fund *	N/A	N/A	N/A	N/A	N/A	N/A
     In the opinion of the staff of the Commission, since First National is serving as both an investment adviser and custodian of the Funds, the Funds and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act, and therefore the Funds and the Custodian will comply with the requirements of such rule.
Transfer Agency Services
     DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri serves as Transfer Agent and dividend disbursing agent for the Company pursuant to the Transfer Agency Agreement dated July 1, 2005. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund’s Shareholders of record: maintenance of Shareholder records for each of the Company’s Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Company on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials. The following table shows the Transfer Agent fees paid during the last three fiscal years:
TRANSFER AGENT FEES

	Year Ended	Year Ended	Year Ended
Fund	March 31, 2005	March 31, 2006	March 31, 2007
Short-Intermediate Fund	$32,346	$34,400	$39,357
Income Fund	$34,655	$32,890	$36,413
Tax-Free Fund	$36,563	$32,819	$35,242
Balanced Fund	$21,702	$28,417	$31,051
Equity Fund	$43,551	$41,761	$48,739

	Year Ended	Year Ended	Year Ended
Fund	March 31, 2005	March 31, 2006	March 31, 2007
Growth Fund	$31,715	$36,712	$42,949
Small Company Fund	$19,716	$32,176	$35,668
International Fund	$15,251	$29,808	$36,411
Large Cap Fund *	N/A	N/A	N/A
Independent Registered Public Accounting Firm
     KPMG LLP (“KPMG”), 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215, is the independent registered public accounting firm for the Funds. KPMG provides financial auditing services as well as certain tax return preparation services for the Funds.
Legal Counsel
     Blackwell Sanders LLP, 1620 Dodge Street, Suite 2100, Omaha, Nebraska 68102, is counsel to the Company.
Codes of Ethics
     Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a Fund’s investment activities. The Company, FNB, Tributary, KBCAM, Riverbridge and the Distributor have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel of the foregoing parties to invest in securities, including securities that may be purchased or held by a Fund.
ADDITIONAL INFORMATION
     The Company was organized as a Nebraska corporation on October 12, 1994. The Company and four of its portfolios were organized to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of The Sessions Group, an Ohio business trust. On April 10, 1995 the Company acquired approximately $326 million of assets from The Sessions Group in return for an equivalent dollar amount of Shares of the Company. Additional portfolios have been added since then. Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Board of Directors.
Organization and Capital Structure
     The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. Four Hundred Forty-Nine million (449,000,000) of these Shares have been authorized by the Board of Directors to be issued in series designated for the existing nine Funds. The Board of Directors may re-allocate additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without Shareholder approval.
     All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has pro rata the same kind of rights and privileges as a full Share on a pro-rata basis. The Shares possess no preemptive or conversion rights.
     Each Share of a Fund has one vote (with proportionate voting for fractional Shares) irrespective of the relative net asset value of the Shares. On some issues, such as the election of Directors, all Shares of a Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of Directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more Directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.
     The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common Shares relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes can be utilized to create differing expense and fee structures for investors in the same Fund. Differences can exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such arrangements can enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds. The Board of Directors could create additional classes in the future without Shareholder approval. However, any such creation of classes would require compliance with regulations the Commission has adopted under the 1940 Act.

Shareholder Meetings
     It is possible that the Company will not hold annual or periodically scheduled regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders pursuant to the Nebraska Business Corporation Act or unless required by the 1940 Act and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by (i) the Chairman of the Board, the President and two or more Directors, or (ii) by one or more Shareholders holding ten percent or more of the Shares entitled to vote on matters presented to the meeting, if such Shareholders comply with the requirements of the Nebraska Business Corporation Act. Additionally, the local district court may summarily order that a special meeting be held if it is properly demanded and either (y) insufficient notice was given or (z) it was not held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts and amendments thereto.
     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.
Ownership of Shares
     As of July 15, 2007, First National and its affiliates held of record substantially all of the outstanding Shares of the Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, First National, 1620 Dodge Street, Omaha, Nebraska 68197, and its affiliates held as beneficial owner 5% or more of the outstanding Shares of the Funds because they possessed sole or shared voting or investment power with respect to such Shares.
Control Persons and Principal Holders of Securities
     As of July 15, 2007 the following persons were the only persons who were record owners (or to the knowledge of the Company, beneficial owners) of 5% or more of the Shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding Shares may be deemed to control the Fund within the meaning of the 1940 Act. The Company believes that most of the Shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers; and accordingly, such ownership doe not impact the voting rights of the respective Funds’ Shareholders. Penfirn Company and Firnbank Company are each subsidiaries of First National Bank of Omaha, and each are Nebraska corporations.
GROWTH OPPORTUNITIES FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	1,119,292.3430	25.12%
C/o Trust Department
First National Bank of Omaha
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company	3,179,106.5620	71.34%
Simple 401k
C/o Trust Department — Damon Wiser
P.O. Box 3128
Omaha, NE 68103-0128

CORE EQUITY FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	4,732,946.2490	47.48%
C/o Trust Department — Damon Wiser P.O. Box 3327 Omaha, NE 68103-0327

Penfirn Company	2,249,938.7830	22.57%
C/o Trust Department P.O. Box 3128 Omaha, NE 68103-0128

Firnbank Company	1,904,831.5460	19.11%
C/o Trust Department First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128
SHORT/INTERMEDIATE BOND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	2,500,517.8560	50.39%
C/o Trust Department First National Bank of Omaha P.O. Box 3327 Omaha, NE 68103-0327

Penfirn Company	1,566,730.8480	31.58%
Simple 401k C/o Trust Department- Damon Wiser P.O. Box 3128 Omaha, NE 68103-0128

Firnbank Company	814,814.4490	16.42%
C/o Trust Department First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128
SMALL COMPANY FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	1,278,871.6030	55.49%
Simple 401k C/o Trust Department – Damon Wiser P.O. Box 3128 Omaha, NE 68103-0128

Firnbank Company	681,546.4990	29.57%
C/o Trust Department First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128

Penfirn Company	298,318.1660	12.94%
P.O. Box 3327 Omaha, NE 68103-0128

BALANCED FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	2,116,369.1510	94.45%
Simple 401k
C/o Trust Department – Damon Wiser
P.O. Box 3128
Omaha, NE 68103-0128
INCOME FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	2,653,379.4440	40.37%
Simple 401k C/o Trust Department – Damon Wiser P.O. Box 3128 Omaha, NE 68103-0128

Penfirn Company	2,462,351.9050	37.46%
C/o Trust Department P.O. Box 3128 Omaha, NE 68103-0128

Firnbank Company	1,303,373.8290	19.83%
C/o Trust Department First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128
NEBRASKA TAX-FREE FUND

Shareholder	Number of Shares	Percent of Fund
Firnbank Company	3,482,148.3930	78.28%
C/o Trust Department
First National Bank of Omaha
P.O. Box 3128
Omaha, NE 68103-0128

Penfirn Company	849,665.0560	19.10%
C/o Trust Department
First National Bank of Omaha
P.O. Box 3327
Omaha, NE 68103-0327

INTERNATIONAL EQUITY FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	3,204,770.9900	52.41%
Simple 401k C/o Trust Department P.O. Box 3128 Omaha, NE 68103-0128

Firnbank Company	1,556,365.6930	25.45%
C/o Trust Department First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128

Penfirn Company	1,345,222.8340	22.00%
C/o Trust Department First National Bank of Omaha P.O. Box 3327 Omaha, NE 68103-0327
LARGE CAP GROWTH FUND

Shareholder	Number of Shares	Percent of Fund
Penfirn Company	148,760.7110	98.69%
C/o Trust Department
P.O. Box 3327
Omaha, NE 68103-0327
Vote of a Majority of the Outstanding Shares
     As used in the Prospectus and this SAI, a “vote of a majority of the outstanding Shares” of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (i) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (ii) the holders of more than 50% of the outstanding Shares of that Fund.
Additional Tax Information
     This following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Funds and to an investment in the Funds by a U.S. stockholder. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe income tax consequences that are assumed to be generally known by U.S. shareholders or certain considerations that may be relevant to certain types of U.S. shareholders subject to special treatment under U.S. federal income tax laws, including tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts and financial institutions. This summary assumes that U.S. shareholders hold Shares as capital assets (within the meaning of the Code). The discussion is based upon the Code, Treasury regulations, and administrative and judicial interpretations, each as of the date of this statement and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local tax and does not discuss any tax consequences to investors that are not U.S. shareholders.
     Each of the Funds is treated as a separate entity for federal income tax purposes and each intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code, for so long as such qualification is in the best interest of such Fund’s Shareholders. Qualification as a RIC under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess if any, of net short-term capital gains over long-term capital losses). Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the end of each fiscal quarter of a Fund’s taxable year, at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of a Fund’s taxable year, not more than 25% of the value of its total assets is invested in (x) the securities (other than US Government securities or securities of other RICs) of any one issuer, (y) two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses or (z) one or more qualified publicly traded partnerships. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.
     Each Fund contemplates declaring as dividends 100% of its investment company taxable income (before deduction of dividends paid). In order to avoid the imposition of an excise tax, each Fund is required to distribute annually, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year are less than the required amounts, that Fund would be subject to a nondeductible 4% excise line tax on the deficiency. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the Shareholders. A return of capital distribution will generally not be taxable, but will reduce each Shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.
     Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year that Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders) and its distributions (including capital gain distributions) generally will be taxed as ordinary income dividends to Shareholders. In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and corporate Shareholders would be eligible for the dividends received deduction.
     Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Since less than 50% in value of a Fund’s total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.
     Each Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts paid to any Shareholder who (i) has provided either an incorrect tax identification number or no number at all, (ii) who is subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of interest or dividends, (iii) who has failed to certify to the Fund such Shareholder is not subject to backup withholding, or (iv) has failed to certify to the Fund that they are a U.S. person (including a resident alien).
     In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by a Fund, such distribution may also be subject to state or local taxes.
     A Fund may invest in complex securities such as repurchase agreements. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.
     Distributions paid by a Fund from its investment company taxable income, which includes realized net short-term capital gain, generally are taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or in Shares. Such distributions (if designated by the Fund) may qualify (provided holding period and certain other requirements are met) (i) for the dividends received deduction available to corporations (treated as received from a non-20% owned corporation), but only to the extent that a Fund’s income consists of dividends received from U.S. corporations, excluding distributions from Code section 501 tax-exempt organizations, exempt farmers’ cooperatives or REITs and (ii) in the case of non-corporate U.S. shareholders (generally effective for taxable years beginning on or before December 31, 2010), as qualified dividend income eligible to be taxed at the reduced maximum rate of generally 15% (5% for such shareholders in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.
     Distributions of a Fund’s net capital gain (which generally is its realized net long-term capital gains in excess of realized net short-term capital losses), properly designated by the Fund as capital gain dividends, if any, are taxable to U.S. shareholders at rates applicable to long-term capital gain, whether paid in cash or in Shares, and regardless of how long the U.S. shareholder held the Fund’s Shares. Capital gain dividends are not eligible for the dividends received deduction. The maximum tax rate on net capital gain of non-corporate U.S. shareholders is generally 15% (5% for such non-corporate shareholders in lower brackets) for such gain recognized before January 1, 2011. Distributions in excess of the Fund’s earnings and profits first reduce the adjusted tax basis of a U.S. Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, constitutes capital gain to such U.S. stockholder (assuming the stockholder’s Fund Shares are held as a capital asset). For non-corporate taxpayers, distributions of investment company taxable income (other than qualified dividend income) will currently be taxed at a maximum rate of 35%, while net capital gain generally will be taxed at a maximum rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum rate of 35%.
     Any gain or loss recognized on a sale, exchange, or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally, for individual Shareholders, be treated as a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if Shares on which a Shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such Shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of Shares will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.
Special Tax Considerations for Tax-Free Funds
     Under the Code, interest on loans incurred by Shareholders to enable them to purchase or carry Shares of one of the Tax-Free Fund may not be deducted for regular federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of Shares of the Tax-Free Fund may be considered to have been made with borrowed funds even through the borrowed funds are not directly traceable to the purchase of Shares.
     For persons who are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if they receive exempt-interest dividends from a Fund.
     A person who is a “substantial user” of facilities financed by industrial development or private activity bonds should consult their own tax adviser before purchasing Shares of the Tax-Free Fund.
     Interest from municipal securities is tax-exempt for purposes of computing the Shareholder’s regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference item for both individuals and corporations and thus will enter into a computation of the alternative minimum tax (“AMT”). Whether or not that computation will result in a tax will depend on the entire content of your return. The Fund will not invest more than 20% of its assets in the types of municipal securities that pay interest subject to AMT. An adjustment required by the Code will tend to make it more likely that corporate Shareholders will be subject to AMT. They should consult their tax advisers.
State Taxes
     Distributions by a Fund to Shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund Shares.
     Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate Shareholders.
     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative or administrative action.
Yield of the Tax-Free Fund, the Short-Intermediate Fund and the Income Fund
     As summarized in the Prospectus under the heading “The Funds,” yield of each of the Funds listed above will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by such Share’s net asset value per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value, premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of such Funds will vary from time to time depending upon market conditions, the composition of such Fund’s portfolio and operating expenses of the Company allocated to such Fund. These factors and possible differences in the methods used in calculating yield, should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund’s Shares and to the relative risks associated with the investment objective and policies of each Fund.
     For the 30-day period ended March 31, 2007 the yields for the Tax-Free Fund, the Income Fund and the Short-Intermediate Fund were 2.51%, 4.35% and 4.03%, respectively. In the absence of fee waivers, the yields for such Funds would have been 2.70%, 4.42%, and 4.17%, respectively.
     The yield figures are based on historical earnings and are not intended to indicate future performance.
Calculation of Total Return
     As summarized in the discussion of each Fund in the Prospectus, average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in such Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (i) adding to the total number of Shares purchased by a hypothetical $10,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid during the period had been immediately reinvested; (ii) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (iii) assuming redemption at the end of the period; and (iv) dividing this account value for the hypothetical investor by the initial $10,000 investment. Aggregate total return is a measure of change in value of an investment in a Fund over the relevant period and is similar to average annual total return except that the result is not annualized.

     The Funds may, when citing performance in marketing and sales literature, include the performance of investment vehicles which were predecessors to the Funds.
Distribution Rates
     The Tax-Free Fund, Short-Intermediate Fund, Income Fund, Balanced Fund, Equity Fund, Growth Fund, Small Company Fund, International Fund and Large Cap Fund may from time to time advertise current distribution rates which are calculated by dividing the distributions per Share made by a Fund over a 12-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although each Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rate information will be accompanied by the standardized yield and total return data.
Performance Comparisons
     From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.
     The “yield” of the Fund refers to the income generated by an investment in a Fund over a seven-day or 30-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that seven-day or 30-day period is assumed to be generated each seven-day or 30-day period over a year and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.
     The yield of a Fund will fluctuate, and the annualization of a week’s dividend is not a representation by the Company as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.
     The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield - 2([(a-b)/(cd) + 1](6) - 1), where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of Shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per Share on the last day of the period.
     The Tax-Free Fund may also advertise a “tax-equivalent yield,” which is calculated by determining the rate of return that would have to be achieved on a fully taxable instrument to produce the after-tax equivalent of the fund’s yield, assuming certain tax brackets for a Shareholder. The tax-equivalent yield of the Fund will be calculated by adding (i) the portion of the Fund’s yield that is non-tax-exempt and (ii) the result obtained by dividing the portion of the Fund’s yield that is tax-exempt by the difference of one minus a stated income tax rate.
     The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.
Calculation of Total Return
     Total Return Quotatation (before taxes). The total return of a Fund refers to the average annual compound rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of a designated time period.

     Total Return Quotatation (after taxes on distribution). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to Shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over one-, five- and ten-year periods (or for periods of the Fund’s operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D)= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date) e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.
     Total Return Quotatation; After Taxes on Distributions and Redemptions. The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to Shareholders, of a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund’s operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, and ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterization of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by Shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.
     The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period.
Miscellaneous
     The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the commission upon payment of the prescribed fee.
     The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.
Financial Statements
     The following audited financial statements for all Funds (except for the Large Cap Fund, which had not commenced operations as of March 31, 2007) are contained in the Funds’ Annual Report, which is incorporated herein by reference, and considered legally part of, this SAI. The financial statements and related report of the Independent Registered Public Accounting Firm included in the Funds’ annual report for the fiscal year ended March 31, 2007 are incorporated by reference into this SAI. Copies of the Annual Report may be obtained, free of charge, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6022, or by telephoning toll free (800) 662-4203.
     1. Schedules of Portfolio Investments as of March 31, 2007
     2. Statements of Assets and Liabilities as of March 31, 2007
     3. Statements of Operations for the period ended March 31, 2007
     4. Statements of Changes in Net Assets for the periods ended March 31, 2007 and 2006
     5. Financial Highlights
     6. Notes to Financial Statements
     7. Report of Independent Registered Public Accounting Firm

APPENDIX A
     Investment Grade Debt Securities. As stated in the Prospectus, each Fund may invest in debt securities rated at purchase BBB or better by Standard & Poor’s Corporation (“S&P”), Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent rating or better by nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Fund’s Adviser to be of comparable quality. (“Investment Grade Debt Securities”).
     As with other fixed-income securities, Investment Grade Debt Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Because certain Investment Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Particular types of Investment Grade Debt Securities may present special concerns. Some Investment Grade Debt Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.
     The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Investment Grade Debt Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Advisers conduct their own independent credit analysis of Investment Grade Debt Securities. Should subsequent events cause the rating of a debt security purchased by one of the Funds to fall below the fourth highest rating category, as the case may be, the Fund’s Adviser will consider such an event in determining whether that Fund should continue to hold that security. The Advisers expect that they would not retain more than 5% of the assets of any Fund in such downgraded securities. In no event, however, would that Fund be required to liquidate any such portfolio security where the Fund should suffer a loss on the sale of such securities.
     Commercial Paper Ratings. Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted Al+. Commercial paper rated A2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A1. Commercial paper rated A3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Commercial paper rated A3, A2 or A1 by S&P is considered to be “investment grade.”
     Moody’s commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Commercial paper rated Prime 3, Prime2 or Prime1 by Moody’s is considered to be “investment grade.”
     Commercial paper rated Fl+ by Fitch Inc. (“Fitch”) is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., Fl+. Commercial paper rated F2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned Fl+ or F1 ratings. Commercial paper rated F1+, F1 or F2 by Fitch is considered to be “investment grade.” While commercial paper rated F3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, and is considered “investment grade,” near-term adverse changes could cause this commercial paper to be rated below “investment grade.” Commercial paper rated FS by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.
     The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.
     Corporate Debt Ratings. A S&P corporate debt rating is a current assessment of the credit-worthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Corporate debt rated BBB, A, AA, and AAA by S&P is considered to be “investment grade” corporate debt.
     The following summarizes the four highest ratings used by Moody’s for corporate debt. Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Corporate debt rated Baa, A, Aa, and Aaa by Moody’s is considered to be “investment grade” corporate debt.
     Moody’s applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.
     The following summarizes the four highest long-term debt ratings by Duff & Phelps Credit Rating Co. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. To provide more detailed indications of credit quality, the ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.
     The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “F-1+”. Bonds rated as A are considered to be of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings. Corporate debt rated BBB, A, AA, and AAA by S&P is considered to be “investment grade” corporate debt.
Municipal Obligations Ratings
     The following summarizes the three highest ratings used by Moody’s for state and municipal short-term obligations. Obligations bearing MIG1 or VMIG1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Obligations rated MIG2 or VMIG2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG3 or VMIG3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     S&P SP1, SP2, and SP3 municipal note ratings (the three highest ratings assigned) are described as follows:
“SP1”: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
“SP2”: Satisfactory capacity to pay principal and interest.
“SP3”: Speculative capacity to pay principal and interest.
     The following summarizes the four highest ratings used by Moody’s for state and municipal bonds:
“Aaa”: Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
“Aa”: Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
“A”: Bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
“Baa”: Bonds which are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
The following summarizes the four highest ratings used by S&P for state and municipal bonds:
“AAA”: Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
“AA”: Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
“A”: Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

“BBB”: Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Definitions of Certain Money Market Instruments
     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.
     Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.
     Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
     U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.
     U.S. Government Agency and Instrumentality Obligations. Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U. S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES
FNB Fund Advisers, Tributary Capital Management LLC, KBC Asset Management International, Ltd. And Riverbridge (collectively, the “Advisers”) hereby adopt the following Proxy Voting Policies and Procedures, (the “Policies”) which shall be applicable to all voting securities owned from time to time by the respective portfolios (the “Funds”) of First Focus Funds, Inc. (the “Company”) and such other advisory clients as each Adviser shall determine.
1. Proxy Committee. Each Adviser shall establish a Proxy Committee (the “Committee”) consisting of not less than three (3) persons, each of whom is knowledgeable about the investment objectives, strategies and portfolio holdings of the Funds which the Adviser advises. Such Proxy Committee shall be responsible for administering these Policies, and reporting at least quarterly to the Board of Directors of the Funds concerning any deviation from the Policies. Each Adviser shall establish the method by which members of the Committee are chosen. Each Committee may establish its own operating procedures.
2. Voting. The Proxy Committee shall vote all securities which a Fund is entitled to vote, unless the Committee unanimously agrees that abstention in a particular instance better serves the interests of the Fund and its Shareholders. If the Committee cannot unanimously agree that abstention is in the best interests of the Fund and its Shareholders, the Committee should refer the matter to an independent proxy voting service.
3. Voting Principles. Each Committee will vote proxies consistent with the following principles:
(a) Proxies will be voted in a manner which serves the long-term best interests of the Fund and its Shareholders which, in most instances, will also be consistent with the Adviser’s objective in purchasing the underlying securities for the Fund.
(b) If more than one Fund owns the same security to be voted, the Committee will make a separate voting determination for each Fund, recognizing that differences in Fund investment objectives and strategies may produce different results.
(c) Because management of the respective companies whose securities are owned by the Funds will normally have a significant role in influencing the value of securities owned by the Funds, the Committee will ordinarily give substantial weight to management’s proposals and recommendations. This is particularly true with respect to routine matters, such as uncontested elections, approval of auditors, approval of stock splits, reverse stock splits and dividends, and matters which the Committee, in its best judgment, determines to have no discernable positive or negative impact on the Funds.
(d) In addressing non-routine or contested matters, such as contested elections, take-over proposals, management defense strategies, management compensation issues, Shareholders rights or political/social issues, and after considering management’s recommendation, the Committee will consider the following criteria, as applicable, in descending order of priority:
(i) Long-term economic impact on the subject company.
(ii) Short-term economic impact on the subject company.
(iii) Long-term impact on broader economic considerations, such as the subject company’s industry or the general national economy.
(iv) Short-term impact on broader economic considerations, such as the subject company’s industry or the general national economy.
(v) Long-term and short-term impact on international economic conditions.
(vi) Unique economic factors which might dictate a re-weighting of the priority of criteria (i)-(v) above.
(vii) National political/social considerations, such as environmental, human rights, health, animal rights and similar issues.
(viii) International political/social considerations, such as environmental, human rights, health, animal rights and similar issues.

     (e) At any time, the Committee may seek the advice of counsel or retain outside consultants to assist in its deliberations. The Committee, in its sole discretion, may refer any matter to an independent proxy voting service.
4. Conflicts of Interest. The Committee is charged with the responsibility of identifying and dealing with conflicts of interest between the Adviser and the Funds it advises or the issuers of securities owned by the Funds, such as may arise in the proxy voting context from significant business relationships, significant personal or family relationships or attempts to influence voting by the Committee. The Committee shall be guided by the following principles:
(a) The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts under this Policy, the Committee shall rely on publicly available information about the Adviser and its affiliates, information about the Adviser and its affiliates that is generally known by employees of the Adviser, and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving the Adviser where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this Policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to this Policy.
(b) If the Committee determines that a conflict of interest exists, then proxy proposals that are routine (such as those described in 3(c) above) shall be presumed not to involve a material conflict of interest for the Adviser, unless the Committee has actual knowledge that a routine proposal should be treated as material. The Committee shall adopt procedures specifically designed for the Adviser’s circumstances that identify those proposals that the adviser will consider to be routine for purposes of this Policy.
(c) If the Committee determines that a conflict of interest exists, then proxy proposals that are non-routine (such as those described in 3(d) above) shall be presumed to involve a material conflict of interest for the Adviser, unless the Committee determines that the Adviser’s conflict is unrelated to the proposal in question. The Committee shall adopt procedures specifically designed for the Adviser’s circumstances that identify those proposals that the adviser will consider to be non-routine for purposes of this Policy.
(d) Although non-routine proposals in which a conflict of interest is present are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to the Adviser’s conflict. The Committee shall record in writing the basis for any such determination that a material conflict does not exist.
(e) If at any time the Committee concludes that a material conflict of interest exists in connection with a proxy vote, the Committee shall refer the specific proposal(s) to which the conflict of interest pertains to an independent third party who shall vote the proxies instead of the Committee. The Committee shall take responsible steps to assure that such third party is, in fact, independent. The Committee shall record in writing the basis for any such determination that a material conflict exists.
5. Securities Lending. With respect to securities of the Funds involved in a securities lending program, each Adviser will not be allowed to vote any proxies for such securities while the securities are on loan. Although the lender retains the right to recall any loaned securities, the right to vote proxies during the loan period rests with the borrower. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, such Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral.
6. Reporting.
(a) Each Adviser will provide to the Funds’ Administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX or other required Commission filings including the items set forth below under “Recordkeeping.”
(b) Each Adviser will provide any information reasonably requested by the Board of Directors in connection with the Board’s annual review of the Funds’ proxy voting process.
In the event of a material conflict of interest proxy-voting situation, an Adviser will provide information at the next regular meeting of the Board of Directors of the Funds that will include a report describing all material facts of such conflict of interest situation and any findings made.

7. Recordkeeping.
Each Adviser will keep and maintain the following records:
(a)	A copy of the Policies;

(b)	Copies of all proxy statements received regarding underlying portfolio securities held by the Funds;

(c)	Identification of each proxy’s issuer including the exchange ticker and CUSIP number (if available);

(d)	A record of all votes cast on behalf of the Funds;

(e)	Copies of any documents used or prepared by the Adviser in order to make a decision as to how to vote proxies or that memorialized the basis for the voting decision;

(f)	Written requests from the Funds’ Shareholders for information as to how the Adviser voted proxies for the Funds; and

(g)	Written responses by the Adviser to any requests from a Funds’ Shareholders for information as to how the Adviser voted proxies for the Fund.

These records and other items shall be maintained in an easily-accessible place for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in the office of the Adviser.
Riverbridge Partners, LLC (“Riverbridge”) has adopted the following Proxy Voting Policies and Procedures which are applicable to all voting securities owned from time to time by the Fund and such other advisory clients of Riverbridge.
It is the policy of Riverbridge to vote all proxies for the exclusive benefit of the accounts whose assets we manage. In most, if not all cases, this will mean that the proposals which maximize the value of portfolio securities will be approved without regard to non-economic considerations. The purposes of these proxy voting procedures is to ensure that Riverbridge fulfills our responsibilities to clients in connection with the analysis of proposals submitted by corporate management, and others, to shareholders for approval, and properly executes and delivers proxy ballots in connection therewith. According to the Department of Labor, “the fiduciary act of managing plan assets which are shares of corporate stock would include the voting of proxies appurtenant to those shares of stock.”
As long as there is no provision to the contrary in the charter, by-laws, trust agreement, plan documents, partnership agreement or other controlling documents which create the legal entity with which Riverbridge is dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by us to be an integral part of our investment responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. Unless otherwise specifically provided in the agreement between the client and Riverbridge, we will be responsible for evaluating and voting on all proposals. Riverbridge will generally not favor proposals which are designed to make it difficult for a company to be acquired or which have a tendency to entrench current management at the expense of securities holders. Therefore, we will generally be expected to vote against proposals approving classified boards of directors, blank check preferred stock, unequal voting rights plans, elimination of shareholder action by written consent, prohibitions of shareholder special meetings, granting stock options at less than fair market value, exchanging underwater stock options, and the pyramiding of stock options by management. Super majority proposals will be evaluated on a case-by-case basis, as will increases in authorized common stock, anti-greenmail provisions, reincorporation or re-organization proposals and acceleration of options vesting upon change of control. Riverbridge will cast votes solely in the interest of maximizing plan assets over the long term for social and corporate responsibility issues.
In the above-indicated situations and those of similar import to shareholders, the Investment Team of Riverbridge will be responsible for making the decision on how securities will be voted in our model portfolios. Securities in client accounts that are not held in our model portfolios will be voted based on recommendations received by an outsourced proxy research firm. Their recommendations will be based on the proxy voting guidelines of Riverbridge.
In the rare case that Riverbridge may face a conflict of interest (such as voting on a security held in a company where we also manage that company’s pension assets), we will vote solely in the interest of maximizing plan assets over the long term. If a conflict occurs, we will record the security involved, the basis for the conflict and our proxy votes as they relate to this security.

Summary:
     Proxies will be voted for all clients unless the client has placed the responsibility elsewhere.

•	Copies of a representative proxy showing how the issues were voted will be kept on file at Riverbridge for a period of five (5) years, two (2) years on site.

•	Issues will be voted uniformly always keeping in mind maximizing the account value.

•	For those clients providing guidance to us by forwarding their proxy procedure, we will incorporate those procedures into our own policy providing there is no conflict with the existing policy.

•	Investment Team will identify any material conflicts of interest that exist. Examples of potential conflicts include: Riverbridge manages money for a pension fund of a corporation and also invests in the security of that corporation; an officer or director of a corporation in which Riverbridge invests is also a client of Riverbridge; a principal of Riverbridge has a personal relationship with an officer or director of a corporation in which Riverbridge invests that would bias Riverbridge’s ability to vote without conflict; or Riverbridge has a financial interest in the outcome of a proxy vote. If the Investment Team does not vote unanimously on a proxy vote with a material conflict of interest, Riverbridge will use an independent third party to recommend how the proxy involving the conflict should be voted.

Procedure:
1. Riverbridge Partners proxies are passed on to the Investment Team (the Proxy Committee) who indicates how to vote the issues.
The proxies are then passed to administrative personnel who vote online at www.proxyedge.com or www.proxyvote.com.
2. Proxy voting records are retained by Riverbridge for the required length of time.
3. Requests by clients for copies of our procedures or how we have voted their shares are recorded and any written request or response is copied and kept in the client’s correspondence file.

PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.
OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Articles of Incorporation (incorporated by reference to Exhibit 1.1 to PEA No. 5 on Form N-lA filed July 23, 1996).

(a)(2)	Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to Exhibit 1.2 to PEA No. 5 on Form N-lA filed July 23, 1996).

(a) (3)	Amendment to Articles of Incorporation, dated February 2, 1996 (incorporated by reference to Exhibit 1.3 to PEA No. 5 on Form N-lA filed July 23, 1996).

(a) (4)	Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to Exhibit 1.4 to PEA No. 6 on Form N-lA filed December 10, 1996).

(a) (5)	Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to Exhibit (a)(5) to PEA No. 11 on Form N-lA filed July 28, 2000).

(a) (6)	Amendment to Articles of Incorporation, dated October 15, 1999 (incorporated by reference to Exhibit (a)(6) to PEA No. 11 on Form N-lA filed July 28, 2000).

(a) (7)	Amendment to Articles of Incorporation, dated July 24, 2000 (incorporated by reference to Exhibit (a)(7) to PEA No. 11 on Form N-lA filed July 28, 2000).

(a) (8)	Amendment to Articles of Incorporation, dated July 30, 2001 (incorporated by reference to Exhibit (a)(8) to PEA No. 14 on Form N-lA filed July 30, 2001).

(a) (9)	Amendment to Articles of Incorporation dated July 26, 2002 (incorporated by reference to Exhibit (A)(9) to PEA No. 16 on Form N-lA filed July 31, 2002).

(a) (10)	Amendment to Articles of Incorporation dated April 16, 2007 (incorporated by reference to Exhibit (A)(10) to PEA No. 24 on Form N-lA filed April 17, 2007).

(b)	Bylaws (incorporated by reference to Exhibit 2 to PEA No. 5 on Form N-1A filed June 23, 1996).

(c)	Not applicable.

(d) (1)	Investment Advisory Agreement between the Registrant and First National Bank of Omaha dated December 20, 1994, as amended (incorporated by reference to Exhibit 5.1 to PEA No. 5 on Form N-lA filed July 23, 1996).

(d) (2)	Investment Advisory Agreement between the Registrant and First Trust Group, N.A. dated February 3, 1998, relating to the First Omaha Growth Fund (incorporated by reference to Exhibit 5.2 to PEA No. 8 on Form N-1A filed January 9, 1998).

(d) (3)	Amended Schedule A to Investment Advisory Agreement between the Registrant and First National Bank of Omaha dated December 20, 1994, relating to First Omaha Income Fund and First Omaha Nebraska Tax-Exempt Fund (incorporated by reference to Exhibit (d)3 to PEA No. 14 on Form N-1A filed July 30, 2001).

(d) (4)	Amended and Restated Schedule A to Investment Advisory Agreement between the Registrant and First National Bank of Omaha dated December 20, 1994, and Amended and Restated Schedule A to Investment Advisory Agreement between the Registrant and First Trust Group, N.A. dated February 3, 1998, adding First Focus International Equity Fund and updating the names of the Funds and the Advisers (incorporated by reference to Exhibit (d)(4) to PEA No. 16 on Form N-1A filed

July 29, 2002).

(d) (5)	Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and First National Bank of Omaha deleting First Focus Bond Fund and First Focus U.S. Government Money Market Fund (incorporated by reference to Exhibit (d)(5) to PEA No. 20 on Form N-1A filed August 1, 2005).

(d) (6)	Form of Investment Sub-Advisory Agreement between First National Bank of Omaha and KBC Asset Management International Limited (incorporated by reference to Exhibit (d)(5) to PEA No. 15 on Form N-1A filed January 29, 2002).

(d) (7)	Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and First National Bank of Omaha (filed herewith).

(d) (8)	Investment Sub-Advisory Agreement between First National Bank of Omaha and Riverbridge Partners, LLC (filed herewith).

(e) (1)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated October 1, 2000 (incorporated by reference to Exhibit (e)(1) to PEA No. 13 on Form N-1A filed September 29, 2000).

(e) (2)	Form of Distribution Agreement between the Registrant and Foreside Distribution Services, L.P.(filed herewith).

(f)	Not applicable.

(g) (l)	Custodian Agreement between the Registrant and First National Bank of Omaha dated December 20, 1994, as amended (incorporated by reference to Exhibit 8.1 to PEA No. 5 on Form N-1A filed July 23,1996).

(g) (2)	Amended Schedule A to the Custodian Agreement between the Registrant and First National Bank of Omaha dated December 20, 1994, relating to First Omaha Income Fund, First Omaha Nebraska Tax-Exempt Fund and First Omaha Colorado Tax-Exempt Fund (incorporated by reference to Exhibit (g)(2) to PEA No. 14 on Form N-1A filed July 30, 2001).

(g) (3)	Custodian Agreement between The Northern Trust Company and the Registrant dated April 15, 2002, relating to the International Equity Fund (incorporated by reference to Exhibit (g)(3) to PEA No. 16 on Form N-1A filed July 31, 2002).

(g) (4)	Amended Schedule A to Custodian Agreement dated November 15, 2005 between the Registrant and First National Bank of Omaha (filed herewith).

(h) (1)	Administration Agreement between the Registrant and SEI Investments Mutual Fund Services dated October 1, 2000 (incorporated by reference to Exhibit (h)(1) to PEA No. 13 on Form N-1A filed September 29, 2000).

(h) (2)	Administration Agreement between the Registrant and Citi (f/k/a BISYS Fund Services Ohio, Inc.) (incorporated by reference to Exhibit (h)(2) to PEA No. 20 on Form N-1A filed August 1, 2005).

(h) (3)	Sub-Administration Agreement between Citi (f/k/a BISYS Fund Services Ohio, Inc.) and First National Bank of Omaha (incorporated by reference to Exhibit (h)(3) to PEA No. 20 on Form N-1A filed August 1, 2005).

(h) (4)	Administrative Services Plan of the Registrant and Servicing Agreement, dated April 10, 1995 (incorporated by reference to Exhibit 9.3 to PEA No. 5 on Form N-1A filed July 23, 1996).

(h) (5)	Co-Administration Agreement between First Focus Funds, Inc. and First National Bank of Omaha, dated October 1, 2006 (filed herewith).

(h) (6)	Co-Administration Agreement between First Focus Funds, Inc. and Citi (f/k/a BISYS Fund Services Ohio), dated October 1, 2006 (filed herewith).

(h) (7)	Transfer Agency Agreement between the Registrant and First National Bank of Omaha, dated December 20, 1994, as amended (incorporated by reference to Exhibit 9.4 to PEA No. 5 on Form N-1A filed July 23, 1996).

(h) (8)	Schedule A to the Transfer Agency Agreement between the Registrant and First National Bank of Omaha, as amended March 9, 2001 (incorporated by reference to Exhibit (h)(4) to PEA No. 14 on Form N-1A filed July 30, 2001).

(h) (9)	Amended Schedule A to the Transfer Agency Agreement dated December 20, 1994 between the Registrant and First National Bank of Omaha (filed herewith).

(h) (10)	Form of Amended and Restated Servicing Agreement to Administrative Services Plan for the Registrant (incorporated by reference to Exhibit 9.6 to PEA No. 6 on Form N-1A filed December 11, 1996).

(h) (11)	Appendix A to the Servicing Agreement to the Administrative Services Plan for the Registrant (incorporated by reference to Exhibit 9.9 to PEA No. 8 on Form N-1A filed January 9, 1998).

(h) (12)	Amended and Restated Appendix A to the Servicing Agreement for Administrative Services Plan (incorporated by reference to Exhibit 13(g) to Form N-14, File No. 333-105596, filed May 28, 2003).

(h) (13)	Amended and Restated Appendix A to the Servicing Agreement to Administrative Services Plan between the Registrant and First National Bank of Omaha (filed herewith).

(h) (14)	Securities Lending Agreement between the Registrant and State Street Bank and Trust dated November 15, 2004 (filed herewith).

(h) (15)	Compliance Services Agreement between the Registrant and Citi (f/k/a BISYS Fund Services Ohio, Inc.) (filed herewith).

(h) (16)	Amendment to the Compliance Services Agreement between the Registrant and Citi (f/k/a BISYS Fund Services Ohio, Inc.) (filed herewith).

(i) (1)	Opinion and Consent of Blackwell Sanders Peper Martin LLP (filed herewith).

(j)	Consent of KPMG, LLP (filed herewith).

(k)	Not applicable.

(l)	Subscription Agreement of Miriam M. Allison dated December 20, 1994 (incorporated by reference to Exhibit 13 to PEA No. 5 on Form N-1A filed July 23, 1996).

(m) (1)	Distribution Plan – First Omaha Funds: Class A Shares, dated May 9, 2001 (incorporated by reference to Exhibit (m)(1) to PEA No. 13 on Form N-1A filed June 1, 2001).

(m) (2)	Distribution and Shareholder Services Plan – First Omaha Funds: Class B Shares, dated May 9, 2001 (incorporated by reference to Exhibit (m)(2) to PEA No. 13 on Form N-1A filed June 1, 2001).

(n)	Multiple Class of Shares Plan for the Registrant, dated May 9, 2001 (incorporated by reference to Exhibit n to PEA No. 13 on Form N-1A filed June 1, 2001).

(o)	Not applicable.

(p) (1)	Codes of Ethics of the Registrant, First National Bank of Omaha Investment Advisory/Code of Ethics to the First Omaha Funds, FNC Trust Group, N.A. Investment Advisory/Code of Ethics to the First Omaha Funds and SEI Investments Company Code of Ethics and Insider Trading Policy (incorporated by reference to Exhibit P to PEA No. 14 on Form N-lA filed July 30, 2001).

(p) (2)	KBC Asset Management International Ltd. Code of Ethics (incorporated by reference to Exhibit (p)(2) to PEA No. 16 on Form N-lA filed July 29, 2002).

(p) (3)	Code of Ethics of Riverbridge Partners, LLC (filed herewith).

(p)(4)	Form of Code of Ethics of Foreside Distribution Services, L.P. (filed herewith).

(q) (1)	Powers of attorney (filed herewith).
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
ITEM 25. INDEMNIFICATION
Section 2 1-2004 (15) of Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8-D of the Articles of Incorporation (Exhibit 1), Article XIII of the Bylaws of Registrant (Exhibit 2).
The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses including attorneys’ fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.
Nevertheless, Article 8-D of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended and Article XIII of the Fund’s Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the indemnification provisions contained in the Registrant’s Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration and Fund Accounting Agreement and Custodian Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See Article X of the Articles of Incorporation (Exhibit 1)) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 2 1-2035 (2), such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
FNB Fund Advisers (“FNB”), a division of First National Bank of Omaha (“First National”) is the investment adviser for the First Focus Large Cap Growth Fund, First Focus International Equity Fund, First Focus Small Company Fund, First Focus Core Equity Fund, First Focus Balanced Fund, First Focus Short/Intermediate Bond Fund, First Focus Income Fund and First Focus Nebraska Tax-Free Fund. Tributary Capital Management, LLC (“Tributary”), also a division of First National, is the investment adviser for the First

Focus Growth Opportunities Fund and the First Focus Balanced Fund. First National is a subsidiary of First National of Nebraska, Inc. FNB and Tributary provide a full range of financial and trust services to businesses, individuals, and government entities. FNB and Tributary serve Nebraska, as well as other areas of the Midwest.
To the knowledge of Registrant, none of the directors or officers of FNB or Tributary is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FNB and Tributary also hold positions with FNB’s parent, First National of Nebraska, Inc., or its subsidiaries or affiliates.

Item 27.	Principal Underwriters.

Item 27(a)	Until August 1, 2007, BISYS Fund Services Limited Partnership (“BISYS” or the “Distributor”) acts as principal underwriter for the following investment companies:
Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Capital One Funds
Greenwich Advisors Trust
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.
BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS’ main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b)	Information about the Directors and Officers of BISYS are as follows:

Name	Address	Position with Underwriter
Brian K. Bey	3435 Stelzer Rd., Columbus, OH 43219	President and Director
Elliott Dobin	100 Summer St., Boston, MA 02110	Secretary
Andrew H. Byer	3435 Stelzer Rd., Columbus, OH 43219	Chief Compliance Officer
Wayne A. Rose	100 Summer St., Boston, MA 43219	Assistant Chief Compliance Officer
James E. (Ed) Pike	3435 Stelzer Rd., Columbus, OH 43219	Financial and Operations Principal
Item 27(c) Not applicable.
Item 27(a) Effective August 1, 2007, Foreside Distribution Services L.P. (“Foreside”) will act as principal underwriter for the following investment companies:
American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Capital One Funds
Greenwich Advisors Trust
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.
Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Foreside’s main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

Item 27(b)	Information about the Directors and Officers of Foreside are as follows:

Name	Address	Position with Underwriter
Brian K. Bey	3435 Stelzer Rd., Columbus, OH 43219	President and Director
Elliott Dobin	100 Summer St., Boston, MA 02110	Secretary
Andrew H. Byer	3435 Stelzer Rd., Columbus, OH 43219	Chief Compliance Officer
Wayne A. Rose	100 Summer St., Boston, MA 43219	Assistant Chief Compliance Officer
James E. (Ed) Pike	3435 Stelzer Rd., Columbus, OH 43219	Financial and Operations Principal

Item 27(c)	Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
Records relating to the Administrator’s functions as fund administrator for the Registrant are located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110 and 3435 Stelzer Road, Columbus, Ohio 43219. All other accounts, books and other documents required to be maintained under section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of First National, One First National Center, Omaha, Nebraska 68102, Tributary, 1701 23rd Avenue, Greeley, Colorado 80632, or DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105.
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
The Registrant undertakes to provide a copy of its Annual Report to Shareholders upon request and without charge to each person to whom the Prospectus of the Funds has been delivered.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, on the 30th day of July, 2007.

First Focus Funds, Inc.
/s/ Julie Den Herder
Julie Den Herder
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Julie Den Herder
Julie Den Herder	July 30, 2007
Director, President, and Principal Executive Officer

/s/ Trent Statczar
Trent Statczar	July 30, 2007
Treasurer and Principal Financial Officer

/s/ Robert A. Reed*
Robert A. Reed	July 30, 2007
Director

/s/ Gary D. Parker*

Gary D. Parker	July 30, 2007
Director

*	By Julie Den Herder pursuant to power of attorney filed herewith as Exhibit (q)(1) to the Registrant’s Registration Statement on Form N-1A (File No. 333-85982).